UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-91890
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 6	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-21139
Amendment No. 7	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT – 13
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices)(Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2007

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2007 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Flexible Purchase Payment Deferred Variable Annuity Contract

The Best of America® Advisor Variable Annuity
Nationwide Life Insurance Company
Flexible Purchase Payment Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-13
The date of this prospectus is May 1, 2007.

This prospectus contains basic information you should understand about the contracts before investing – the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest.  Please read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2007), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 26.  For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-800-478-9727 (TDD 1-800-238-3035) or write:
Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Please consult your registered representative for information about this and other Best of America products.
Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates.  Annuities that involve investment risk may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.

AIM Variable Insurance Funds
•AIM V.I. Basic Value Fund: Series I Shares
•AIM V.I. Capital Appreciation Fund: Series I Shares
•AIM V.I. Capital Development Fund: Series I Shares
AllianceBernstein Variable Products Series Fund, Inc.
•AllianceBernstein Growth and Income Portfolio: Class A
•AllianceBernstein Real Estate Investment Portfolio: Class A
•AllianceBernstein Small/Mid Cap Value Portfolio: Class A
American Century Variable Portfolios, Inc.
•American Century VP Mid Cap Value Fund: Class I
•American Century VP Value Fund: Class I*
•American Century VP Vista Fund: Class I
American Century Variable Portfolios II, Inc.
•American Century VP Inflation Protection Fund: Class II

Dreyfus
•Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio: Service Shares
•Dreyfus Stock Index Fund, Inc.: Initial Shares
•Dreyfus Variable Investment Fund – Appreciation Portfolio: Initial Shares
Federated Insurance Series
•Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products Fund
•VIP Equity-Income Portfolio: Service Class*
•VIP Growth Portfolio: Service Class
•VIP Money Market Portfolio: Service Class 2
•VIP Overseas Portfolio: Service Class R†
Fidelity Variable Insurance Products Fund II
•VIP Contrafund® Portfolio: Service Class
•	VIP Investment Grade Bond Portfolio: Service Class*
Fidelity Variable Insurance Products Fund III
•VIP Mid Cap Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•Franklin Small Cap Value Securities Fund: Class 2
•Franklin U.S. Government Fund: Class 2

•Templeton Developing Markets Securities Fund: Class 3†
•Templeton Foreign Securities Fund: Class 3†
•Templeton Global Income Securities Fund: Class 3†
Janus Aspen Series
•	Balanced Portfolio: Service Shares
•	Forty Portfolio: Service Shares
•	Fundamental Equity Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
Legg Mason Partners Variable Portfolios I, Inc.
•	Legg Mason Partners Variable Large Cap Growth Portfolio: Class II
•	Legg Mason Partners Variable Small Cap Growth Portfolio: Class II
Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust)
•	AMT Short Duration Bond Portfolio: I Class* (formerly, AMT Limited Maturity Bond Portfolio: I Class*)
Lord Abbett Series Fund, Inc.
•	Growth and Income Portfolio: Class VC
•	Mid-Cap Value Portfolio: Class VC
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class*
•	AMT International Portfolio: S Class†
•	AMT Regency Portfolio: S Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer High Income Fund/VA: Class 3†
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
PIMCO Variable Insurance Trust
•	High Yield Portfolio: Administrative Class*
•	Low Duration Portfolio: Administrative Class
•	Total Return Portfolio: Administrative Class
Putnam Variable Trust
•	Putnam VT Small Cap Value Fund: Class IB
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	U.S. Real Estate Portfolio: Class I
Van Kampen Life Investment Trust
•	Comstock Portfolio: Class I Shares
•	Growth and Income Portfolio: Class I Shares

The following underlying mutual fund is only available in contracts for which good order applications were received on or before May 1, 2007:
American Century Variable Portfolios, Inc.
•American Century VP Ultra Fund: Class I

The following underlying mutual fund is only available in contracts for which good order applications were received on or before May 1, 2006:

MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

The following underlying mutual fund is only available in contracts for which good order applications were received on or before May 1, 2005:

AIM Variable Insurance Funds
•	AIM V.I. Dynamics Fund: Series I Shares
•AIM V.I. Small Cap Equity Fund: Series I Shares
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Dreyfus
•	Dreyfus Variable Investment Fund – Developing Leaders Portfolio: Initial Shares
Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

Effective May 1, 2007, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA: Non-Service Shares*

Effective May 1, 2005, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein International Value Portfolio: Class A
Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•Templeton Developing Markets Securities Fund: Class 2
•Templeton Foreign Securities Fund: Class 2
•	Templeton Growth Securities Fund: Class 2
Oppenheimer Variable Account Funds
•Oppenheimer Global Securities Fund/VA: Non-Service Shares

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

†These underlying mutual funds assess a short-term trading fee.

Purchase payments not invested in the underlying mutual fund options of the Nationwide Variable Account-13 ("variable account") may be allocated to the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction – refer to your contract for specific benefit information).

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit- An accounting unit of measure used to calculate the variable annuity payments.

Charitable Remainder Trust- A trust meeting the requirements of Section 664 of the Internal Revenue Code.

Contract value- The total value of all accumulation units in a contract plus any amount held under Guaranteed Term Options.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC- Federal Deposit Insurance Corporation.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-only Contract- A contract purchased by a Qualified Pension, Profit-Sharing, or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NCUSIF- National Credit Union Share Insurance Fund.

Nationwide- Nationwide Life Insurance Company.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-only Contracts.  In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained – each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.  All Tax Sheltered Annuities referred to in this prospectus are not subject to ERISA.

Valuation date - Each day the New York Stock Exchange and Nationwide’s home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.  Values of the variable account are determined as of the close of the New York Stock Exchange which generally closes at 4:00 p.m. Eastern Time, but may close earlier on certain days and as conditions warrant.

Valuation period- Each day the New York Stock Exchange is open for business.

Variable account- Nationwide Variable Account-13, a separate account of Nationwide that contains variable account allocations.  The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents
Page
Glossary of Special Terms	3
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	6
Example	7
Synopsis of the Contracts	7
Minimum Initial and Subsequent Purchase Payments
Purpose of the Contract
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Financial Statements	8
Condensed Financial Information	8
Nationwide Life Insurance Company	8
Nationwide Investment Services Corporation	8
Investing in the Contract	8
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Contract in General	10
Distribution, Promotional and Sales Expenses
Underlying Mutual Fund Payments
Profitability
Standard Charges and Deductions	11
Mortality and Expense Risk Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefit	12
Death Benefit Option
Contract Ownership	13
Joint Ownership
Contingent Ownership
Annuitant
Contingent Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	14
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Transfers After Annuitization
Transfer Requests
Transfer Restrictions
Right to Examine	18
Surrender (Redemption)	18
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Surrenders Under a Qualified Plan or Tax Sheltered Annuity
Assignment	19
Contract Owner Services	19
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals

Annuity Commencement Date	20

Table of Contents (continued)
Page
Annuitizing the Contract	20
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	22
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
How the Death Benefit Value is Determined
Death Benefit Payment
Statements and Reports	23
Legal Proceedings	24
24

Table of Contents of Statement of Additional Information	1
Appendix A: Underlying Mutual Funds	27
Appendix B: Condensed Financial Information	33
Appendix C: Contract Types and Tax Information	53

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[1]

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[2]
Mortality and Expense Risk Charge	0.35%
One-Year Enhanced Death Benefit Option Total Variable Account Charges (including this option)	0.20%[3] 0.55%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses as of December 31, 2006 charged by the underlying mutual funds periodically during the life of the contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund’s fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets )	0.27%	2.83%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

•	Fidelity Variable Insurance Products Fund – VIP Overseas Portfolio: Service Class R
•	Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3
•	Janus Aspen Series – International Growth Portfolio: Service II Shares
•	Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class
•	Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3
•	Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3

1 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.

2 These charges apply only to sub-account allocations.  They do not apply to allocations made to the Guaranteed Term Options.  They are charged on a daily basis at the annualized rate noted above.

3 The One-Year Enhanced Death Benefit Option is only available for contracts with annuitants age 80 or younger at the time of application.  This option may not be available in every state.  The optional benefit must be elected at the time of application and once elected, the optional benefit may not be removed from the contract.

Example
This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include contract fees, variable account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total variable account charges associated with the contract, including the optional benefit (0.55%).

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.83%)	355	1,080	1,827	3,790	355	1,080	1,827	3,790	*	1,080	1,827	3,790
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	86	269	468	1,040	86	269	468	1,040	*	269	468	1,040

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment deferred variable annuity contracts.  The contracts are issued as individual contracts.

The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs");
•	Investment-only Contracts (Qualified Plans);
•	Non-Qualified;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities with contributions rolled over or transferred from other eligible retirement savings plans.

For more detailed information with regard to the differences in contract types, please see "Types of Contracts" in Appendix C.
This contract is not designed for and does not support active trading strategies.  In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading.  If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract and no sales loads will be assessed on the new contract.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trusts	$25,000	$1,000*
IRA	$25,000	$1,000*
Investment-only	$25,000	$1,000*
Non-Qualified	$25,000	$1,000*
Roth IRA	$25,000	$1,000*
SEP IRA	$25,000	$1,000*
Simple IRA	$25,000	$1,000*
Tax Sheltered Annuity	$25,000	$1,000*
*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Purpose of the Contract

The purpose of the annuity contract described in this prospectus is to confer annuity and related benefits (including death benefits) to single individuals and their beneficiaries.  These annuity and related benefits impose certain risks upon Nationwide.  The annuity contract is not intended for use by institutional investors or when the same owner attempts to use a series of Nationwide contracts and name different annuitants or when the contract is used with other Nationwide contracts to cover a single life (the cumulative total of all purchase payments under the contract on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent).

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.35% of the daily net assets of the variable account.  Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into, or withdrawal from, the contract.

An optional death benefit is available under the contract at the time of application.  A One-Year Enhanced Death Benefit and Spousal Protection Option is availableto an annuitant or contingent annuitant age 80 or younger at the time of application.  If the contract owner elects this option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.  For more information about the standard and optional death benefit, please see the "Death Benefit Payment" provision.

If the contract owner elected the optional death benefit, upon annuitization of the contract, the charge assessed for the optional death benefit will be waived and only those charges applicable to the base contract will be assessed.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization.  Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C and "Premium Taxes").

Ten Day Free Look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amount required by law (see "Right to Examine").

Financial Statements

Consolidated financial statements for Nationwide and financial statements for Nationwide Variable Account-13 are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").  Please refer to Appendix B for information regarding each class of accumulation unit values.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-13 is a variable account that invests in the underlying mutual funds listed in Appendix A.  Nationwide established the variable account on July 10, 2001 pursuant to Ohio law.  Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets.  The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund’s prospectus contains more detailed information about that fund.  Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract owners should not compare the performance of a publicly traded fund with the performance of the underlying mutual funds participating in the variable account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract owners will receive notice of any such changes that affect their contract.  Additionally, not all of the underlying mutual funds listed are available in every state.

In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account.  These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions.  However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

What this means to you is that when only a small number of contract owners vote, each vote has a greater impact on the outcome.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)	shares of a current underlying mutual fund are no longer available for investment; or

2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract.  The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations.  The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide.  However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability.  A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations:  three (3), five (5), seven (7) or ten (10) years.  Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate.  That rate will be credited to amounts allocated to the Guaranteed Term Option unless a distribution is taken before the maturity date.  If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates.  No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options.  Please refer to the prospectus for the Guaranteed Term Options for further information.

Guaranteed Term Options are available only during the accumulation phase of a contract.  They are not available after the annuitization date.  In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs.  There are costs and charges associated with these benefits and advantages – costs and charges that are different, or do not exist at all, within other investment products.  With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options.  This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.  Not all benefit programs, features and investment options described in this prospectus are available or approved for use in every state.

If Nationwide discovers that the risk it intended to assume in issuing the contract has been altered by any of the following, then Nationwide reserves the right to take any action it deems necessary to mitigate or eliminate the altered risk including, but not limited to, rescinding the contract and returning the contract value (less any market value adjustment):

•	Information provided by the contract owner(s) is materially false, misleading, incomplete or otherwise deficient;

•
The contract is being used with other contracts issued by Nationwide to cover a single life (the cumulative total of all purchase payments under the contract on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent);

•	When a series of Nationwide contracts with different annuitants have the same unitary control or ownership;

•	The contract is being used by an institutional investor.

Failure by Nationwide to detect, mitigate or eliminate such altered risk(s) does not act as a waiver of Nationwide’s rights and does not stop Nationwide from asserting its rights at any future date.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

These contracts are offered to customers of various financial institutions and brokerage firms.  The individual financial institution or brokerage firm may limit the availability of certain features or optional benefits in accordance with their internal policies.  No financial institution or brokerage firm is responsible for the guarantees under the contracts.  Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later contract years as they are in early contract years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

No commissions are payable on the sale of a contract described in this prospectus.  However, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Fund Payments

Nationwide’s Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The variable account aggregates contract owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.   The variable account (not the contract owners) is the underlying mutual fund shareholder.  When the variable account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing contract owners with sub-account options that correspond to the underlying mutual funds.

An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2006, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.65% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For additional information related to amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund’s adviser or subadviser is one of our affiliates or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later contract years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.  This amount is computed on a daily basis and is equal to an annualized rate of 0.35% of the daily net assets of the variable account.  Nationwide may realize a profit from this charge.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5.0%.  This range is subject to change.  The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)	the time the contract is surrendered;

2)	annuitization; or

3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets.  Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading.  The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract surrenders;

•	transfers made upon annuitization of the contract;

•	surrenders of annuity units to make annuity payments; or

•	surrenders of accumulation units to pay a death benefit.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Optional Contract Benefit

For an additional charge, the following optional benefit is available to contract owners.  The optional benefit may not be available in every state.  Unless otherwise indicated:

•	the optional benefit must be elected at the time of application;

•	the optional benefit, once elected, may not be terminated; and

•	the charge associated with the optional benefit will be assessed until annuitization.

Death Benefit Option

The following death benefit option is available with the contracts.  The optional death benefit is only available for contracts where the annuitant or contingent annuitant is age 80 or younger at the time of application.  If the contract owner chooses the One-Year Enhanced Death Benefit Option, Nationwide will deduct an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account.  Nationwide may realize a profit from the charge assessed for this option.

One-Year Enhanced Death Benefit Option

If the annuitant dies before the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the One-Year Enhanced Death Benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies before the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the One-Year Enhanced Death Benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

a)the contract value;

b)	the total of all purchase payments, less an adjustment for amounts surrendered; or

c)
the highest contract value on any contract anniversary prior to the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (b) and (c) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s);

B = the contract value; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The One-Year Enhanced Death Benefit Option has a Spousal Protection Feature – there is no additional charge for this feature.  The Spousal Protection Feature allows the surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

A second death benefit will be paid upon the death of the surviving spouse.  The Spousal Protection Feature is available only for contracts issued as Non-Qualified Contracts, IRAs and Roth IRAs, provided the following conditions are satisfied:

1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner.  For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

2)	The spouses must be co-annuitants;

3)	Both co-annuitants must be age 80 or younger at the time of issue;

4)	The spouses must each be named as beneficiaries;

5)	No person other than a spouse may be named as contract owner, annuitant or primary beneficiary;

6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner);

7)
If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner.  If the chosen death benefit is higher than the contract value at the time of death, the contract value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant; and

8)
If a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the home office.  In addition, the date of marriage must be after the election of the death benefit option.

Contract Ownership

The contract owner has all rights under the contract.  Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date.  Any change of contract owner automatically revokes any prior contract owner designation.  Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Contract owners of IRAs, Investment-only Contracts, Roth IRAs, SEP IRAs, Simple IRAs or Tax Sheltered Annuities

cannot transfer ownership or name someone other than themselves as the annuitant.

A change in contract ownership must be submitted in writing and recorded at Nationwide’s home office.  Any request to change the contract owner may require a signature guarantee and must be signed by the contract owner and the person designated as the new contract owner.

The contract owner may also request a change in the joint owner, contingent owner, annuitant, contingent annuitant, beneficiary, or contingent beneficiary before the annuitization date.  These changes must be:

•	on a Nationwide form;

•	signed by the contract owner; and

•	received at Nationwide’s home office before the annuitization date.

Once recorded, the change will be effective as of the date signed, whether or not the contract owner or annuitant are living at the time of record.  However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

Nationwide may reject changes to the parties named in the contract if the risk originally assumed by Nationwide in issuing the contract is materially altered.  The risk originally assumed by Nationwide may have been materially altered if: information provided by the contract owner is materially false, misleading or incomplete; if the result of the change is to transfer rights or benefits to an institutional investor; the change results in the same owner attempting to use a series of Nationwide contracts and name different annuitants; or when the change results in the contract being used along with other Nationwide contracts to cover a single life.  Should Nationwide discover that the changes are being used for such purposes, Nationwide may rescind the contract and return the contract value, less any market value adjustment.

Nationwide must review and approve any change requests.  In addition, any change to the annuitant or contingent annuitant is subject to underwriting by Nationwide.  If the contract owner is not a natural person (e.g. a trust or corporation) and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change (regardless of whether a contingent annuitant is also named).

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner; and

•	an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract, if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

Contingent owners can only be named for Non-Qualified contracts.

The contract owner may name or change a contingent owner at any time before the annuitization date.  To change the contingent owner, a written request must be submitted to Nationwide.  Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.  The annuitant may be changed before the annuitization date with Nationwide’s consent.

Contingent Annuitant

If the annuitant dies before the annuitization date, the contingent annuitant becomes the annuitant.  All sections of the annuity contract that are based upon the death of the annuitant prior to the annuitization date will be based upon the death of the last to survive between the annuitant and contingent annuitant.  This person must be age 80 or younger at the time of the contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.  Contingent annuitants can only be named for Non-Qualified contracts.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant.  The contract owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant’s lifetime by submitting a written request to Nationwide.  Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded.  The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments
Charitable Remainder Trust	$25,000	$1,000*
IRA	$25,000	$1,000*
Investment-only	$25,000	$1,000*
Non-Qualified	$25,000	$1,000*
Roth IRA	$25,000	$1,000*
SEP IRA	$25,000	$1,000*
Simple IRA	$25,000	$1,000*
Tax Sheltered Annuity	$25,000	$1,000*

*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract.  The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it.  If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

•New Year's Day	•Independence Day
•Martin Luther King, Jr. Day	•Labor Day
•Presidents’ Day	•Thanksgiving
•Good Friday	•Christmas
•Memorial Day

Nationwide also will not price purchase payments if:

1)	trading on the New York Stock Exchange is restricted;

2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts and/or Guaranteed Term Options as instructed by the contract owner.  Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units.  Contract owners can change allocations or make exchanges among the sub-accounts or Guaranteed Term Options.  However, no change may be made that would result in an amount less than 1% of the purchase payment being allocated to any sub-account.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

1)	the value of amounts allocated to the sub-accounts of the variable account; and

2)	amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the contract value, Nationwide will deduct a proportionate amount from each sub-account and the Guaranteed Term Options based on current cash values.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to the underlying mutual funds are accounted for in accumulation units.  Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual fund for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period.  For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)	is the sum of:

1)	the net asset value of the underlying mutual fund as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period); and

b)	is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c)
is a factor representing the daily variable account charges.  The factor is equal to an annualized rate of 0.35% of the daily net assets of the variable account (0.55% if the contract owner elected the optional death benefit).

Based on the net investment factor, the value of an accumulation unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1)	adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

2)	adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

3)	subtracting charges deducted in accordance with the contract.

Transfers Prior to Annuitization

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to the terms and conditions imposed by the contract and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.  Guaranteed Term Options are not available after annuitization.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received.  However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading").  A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract.  Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.  Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful.  If we are unable to deter active trading strategies, the performance of the sub-accounts that are actively traded may be adversely impacted.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period).  For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made from a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners.  These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail.  The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone.  However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value.  Rather, they will receive the accumulation unit value that is calculated on the following business day.  Transfer requests submitted under the one-day delay program are irrevocable.  Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1) request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide contract owner;
(2) request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and

(3) instruct Nationwide to restrict or prohibit further purchases or exchanges by contract owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests upon instruction from the underlying mutual fund.  Nationwide and any affected contract owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or exchange requests.  If an underlying mutual fund refuses to accept a purchase or exchange request submitted by Nationwide, Nationwide will keep any affected contract owner in their current underlying mutual fund allocation.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Right to Examine

Contract owners have a ten day "free look" to examine the contract.  The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law.  The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law.  All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments.  State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death.  Surrender requests must be in writing and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.  (See “Pricing”)

Surrenders from the contract may be subject to federal income tax and/or a penalty tax.  See "Federal Income Taxes" in Appendix C.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the Guaranteed Term Options.  The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee.  Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications.  The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus.  Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees.  Surrenders taken from this contract to pay advisory or investment management fees may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds; and

•	any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participants retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, contract value may be transferred to other carriers.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Qualified Plan or Tax Sheltered Annuity

Contract owners of a Qualified Plan or a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant’s death, except as provided below:

A)   Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

B) The surrender limitations described in Section A also apply to:

1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C)   Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

When the contract is issued to fund a Qualified Plan, plan terms and the Internal Revenue Code may modify these surrender provisions.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the annuitant is alive.  Assignments are not recognized by Nationwide until received and recorded by our home office.  Nationwide may reject or not recognize assignments designed to alter the character of the risk Nationwide originally assumed in issuing the contract.  Once proper notice of assignment is recorded, the assignment will become effective.

Investment-only Contracts, IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis.  Each Asset Rebalancing reallocation is considered a transfer event.  Asset Rebalancing is not available for assets held in the Guaranteed Term Options.  Requests for Asset Rebalancing must be on a Nationwide form.  Once Asset

Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide.  If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan.  Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.  Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time.  It involves the automatic transfer of a specified amount from certain sub-accounts into other sub-accounts.  Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the Federated Insurance Series – Federated Quality Bond Fund II: Primary Shares, Fidelity Variable Insurance Products Fund – VIP Money Market Portfolio: Service Class 2, Fidelity Variable Insurance Products Fund II – VIP Investment Grade Bond Portfolio: Service Class, Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Fund: Class 2, Lehman Brothers Advisers Management Trust – AMT Short Duration Bond Portfolio: I Class, PIMCO VIT Low Duration Portfolio: Administrative Class and PIMCO VIT Total Return Portfolio: Administrative Class to any other underlying mutual fund.  Dollar Cost Averaging transfers may not be directed to Guaranteed Term Options.

Transfers may occur monthly or on another frequency if permitted by Nationwide.  Dollar Cost Averaging Transfers are not considered transfer events.  Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.  Nationwide also reserves the right to assess a processing fee for this service.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts proportionately unless Nationwide is instructed otherwise.  Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner.  The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Nationwide also reserves the right to assess a processing fee for this service.  Systematic Withdrawals are not available before the end of the ten day free look period (see "Right to Examine").

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization.  This change must be in writing and approved by Nationwide.  The change will become effective as of the date signed, but will not apply to any payment made or action taken by Nationwide before it is recorded at Nationwide's home office.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin.  The annuitization date will be the first day of a calendar month unless otherwise agreed.  The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix C).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the annuitization date, the annuitant must choose:

1)	an annuity payment option; and

2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

For contracts with total purchase payments in excess of $2,000,000, Nationwide will limit the amount that may be annuitized on any single life to $5,000,000.  If the amount to be annuitized exceeds $5,000,000, Nationwide will allow additional individuals to be named as annuitants (for annuitization purposes only).

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VariablePayment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)	deducting applicable premium taxes from the total contract value; then

2)	applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date.  This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1)	multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2)	multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $2,000, in which case Nationwide may make one lump sum payment of the contract value; or

•
an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20.  Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

Contract owners must elect an annuity payment option before the annuitization date.   If the annuitant does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be assumed as the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed. .  However, the annuity payment option is limited if total purchase payments are greater than $2,000,000.

Not all of the annuity payment options may be available in all states.  Options available may be limited based on the age of the annuitant and the age of any designated second individual upon whose life any payments may depend.  Contract owners may request other options before the annuitization date.  These options are subject to Nationwide’s approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected.  IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities are

 subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Annuity Payment Options if Total Purchase Payments are $2,000,000 or Less:

1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant.  Payments will end upon the annuitant’s death.  For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment.  The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case under option 1, there is no guaranteed number of payments.  Payments end upon the death of the last surviving party, regardless of the number of payments received.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant.  If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.  If the annuitant fails to elect such a designee, payments will be made to the beneficiary.

Annuity Payment Option if Total Purchase Payments are Greater Than $2,000,000:

If the total of all purchase payments made to the contract is greater than $2,000,000, the only available annuity payment option is the longer of:

•	a fixed life annuity with a 20 year term certain; or

•	a fixed life annuity with a term certain to age 95.

If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant.  If the annuitant fails to elect such a designee, payments will be made to the beneficiary.

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.  If no joint owner is named, the contingent owner becomes the contract owner.  If no contingent owner is named, the last surviving contract owner’s estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

Death of Annuitant - Non-Qualified Contracts

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named.  If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiary(ies) or contingent beneficiary(ies) survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant – Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

How the Death Benefit Value is Determined

The beneficiary may elect to receive the death benefit:

1)	in a lump sum;

2)	as an annuity; or

3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

The death benefit value is determined as of the date Nationwide receives:

1)	proper proof of the annuitant’s death;

2)	an election specifying the distribution method; and

3)	any state required form(s).

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.  If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid.  After the first beneficiary is paid, remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Death Benefit Payment

At the time of application, the contract owner selects either the standard death benefit or the optional death benefit (for an additional charge).  The optional death benefit is only available for contracts where the annuitant or contingent annuitant is age 80 or younger at the time of application.  The optional death benefit may not be available in all states.  If no selection is made at the time of application, the death benefit will be the standard death benefit.

Standard Death Benefit

If the annuitant dies prior to the annuitization date, the standard death benefit will be equal to the contract value.

One-Year Enhanced Death Benefit

If the annuitant prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the One-Year Enhanced Death Benefit will be the greatest of:

1)	the contract value;

2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

3)
the highest contract value on any contract anniversary before the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the One-Year Enhanced Death Benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

a)	the contract value;

b)	the total of all purchase payments, less an adjustment for amounts surrendered; or

c)
the highest contract value on any contract anniversary prior to the annuitant’s 81st birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (b) and (c) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s);

B = the contract value; and

F = the ratio of $3,000,000 to the total of all purchase payments made to the contract.

Statements and Reports

Nationwide will mail contract owners statements and reports.  Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide’s eDelivery program.  Nationwide will notify contract owners by email when important documents (statements, prospectuses and other documents) are ready for a contract owner to view, print, or download from Nationwide’s secure server. To choose this option, go to www.nationwide.com/login.

Contract owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s).  Household delivery will continue for the life of the contracts.  Please call 1-866-223-0303 to resume regular delivery.  Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On November 15, 2006, Nationwide was named in a lawsuit filed in the United States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, Nationwide filed a motion to dismiss.  Nationwide intends to defend this lawsuit vigorously.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. Nationwide continues to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of a Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted Nationwide’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. Nationwide continues to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005, Nationwide filed a motion for summary judgment. On June 15, 2006, the District Court granted Nationwide’s motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and Nationwide is awaiting a decision. Nationwide continues to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. Nationwide’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. Nationwide continues to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Long term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Long-term capital growth.

AIM Variable Insurance Funds - AIM V.I. Dynamics Fund: Series I Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Long-term capital growth.

AIM Variable Insurance Funds - AIM V.I. Small Cap Equity Fund: Series I Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
Investment Adviser:                                                         AllianceBernstein L.P.
Investment Objective:                                                         Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:                                                         AllianceBernstein L.P.
Investment Objective:                                                         Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Real Estate Investment Portfolio: Class A
Investment Adviser:                                                         AllianceBernstein L.P.
Investment Objective:                                                         Total return from long term growth of capital and from income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
Investment Adviser:                                                         AllianceBernstein L.P.
Investment Objective:                                                         Long-term growth of capital.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term total return using a strategy that seeks to protect against U.S. inflation.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Capital growth.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Service Class 2
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Investments Money Management, Inc.
Investment Objective:                                                         As high a level of current income as is consistent with preservation of capital and liquidity.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Investments Money Management, Inc.
Investment Objective:                                                         High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term growth of capital.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:                                                         Franklin Advisory Services, LLC
Investment Objective:                                                         Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Fund: Class 2
Investment Adviser:                                                         Franklin Advisors, Inc.
Investment Objective:                                                         Growth of income.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:                                                         Templeton Asset Management, Ltd.
Investment Objective:                                                         Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:                                                         Templeton Asset Management, Ltd.
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:                                                         Templeton Investment Counsel, LLC
Investment Objective:                                                         Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:                                                         Templeton Investment Counsel, LLC
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:                                                         Franklin Advisors, Inc.
Investment Objective:                                                         High current income, with preservation of capital.  Capital appreciation is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:                                                         Templeton Global Advisors Limited
Investment Objective:                                                         Long-term capital growth.

Janus Aspen Series - Balanced Portfolio: Service Shares
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term growth of capital.

Janus Aspen Series - Fundamental Equity Portfolio: Service Shares
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Legg Mason Partners Variable Portfolios I, Inc. - Legg Mason Partners Variable Large Cap Growth Portfolio: Class II
Investment Adviser:                                                         Legg Mason Partners Fund Advisor, LLC
Sub-adviser:                                                         ClearBridge
Investment Objective:                                                         Long-term growth of capital.

Legg Mason Partners Variable Portfolios I, Inc. - Legg Mason Partners Variable Small Cap Growth Portfolio: Class II
Investment Adviser:                                                         Legg Mason Partners Fund Advisor, LLC
Sub-adviser:                                                         ClearBridge
Investment Objective:                                                         Long-term growth of capital.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC
Investment Adviser:                                                         Lord, Abbett & Co. LLC
Investment Objective:                                                         Long-term growth of capital and income without excessive fluctuations in market value.

Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio: Class VC
Investment Adviser:                                                         Lord, Abbett & Co. LLC
Investment Objective:	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the market place.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Adviser:                                                         Massachusetts Financial Services Company
Investment Objective:                                                         Long-term capital growth and future income.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:                                                         Massachusetts Financial Services Company
Investment Objective:                                                         Capital appreciation and reasonable income.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Growth of capital.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2007
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation.

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Adviser:                                                         Pacific Investment Management Company LLC
Investment Objective:                                                         Maximum total return consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Adviser:                                                         Pacific Investment Management Company LLC
Investment Objective:                                                         Maximum total return consistent with preservation of capital and prudent investment management.

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Adviser:                                                         Pacific Investment Management Company LLC
Investment Objective:                                                         Maximum total return consistent with preservation of capital and prudent investment management.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:                                                         Putnam Investment Management, LLC
Investment Objective:                                                         Capital growth and current income.

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
Investment Adviser:                                                         Putnam Investment Management, LLC
Investment Objective:                                                         Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2005
Investment Adviser:                                                         Putnam Investment Management, LLC
Investment Objective:                                                         Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Kampen Life Investment Trust - Comstock Portfolio: Class I Shares
Investment Adviser:                                                         Van Kampen Asset Management
Investment Objective:                                                         Capital growth and income.

Van Kampen Life Investment Trust - Growth and Income Portfolio: Class I Shares
Investment Adviser:                                                         Van Kampen Asset Management
Investment Objective:                                                         Long-term growth of capital and income.

Appendix B: Condensed Financial Information

The following tables reflect accumulation unit values for the units of the sub-accounts.  As used in this appendix, the term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.

AIM Variable Insurance Funds – AIM V.I. Small Cap Equity Fund: Series I Shares and Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3 were added to the variable account on May 1, 2007.  Therefore, no Condensed Financial Information is available.

No Additional Contract Options Elected (0.35%)
(Variable account charges of 0.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares - Q/NQ	15.921189	17.960539	12.81%	0	2006
	15.110197	15.921189	5.37%	0	2005
	13.652060	15.110197	10.68%	0	2004
	10.252469	13.652060	33.16%	0	2003
	10.000000	10.252469	2.52%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	14.513097	15.373580	5.93%	0	2006
	13.381568	14.513097	8.46%	0	2005
	12.594083	13.381568	6.25%	0	2004
	9.757823	12.594083	29.07%	0	2003
	10.000000	9.757823	-2.42%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	17.279666	20.064000	16.11%	26,861	2006
	15.820611	17.279666	9.22%	23,260	2005
	13.745651	15.820611	15.10%	17,280	2004
	10.190742	13.745651	34.88%	3,061	2003
	10.000000	10.190742	1.91%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Dynamics Fund: Series I Shares - Q/NQ	17.126600	19.816928	15.71%	0	2006
	15.522587	17.126600	10.33%	0	2005
	13.743813	15.522587	12.94%	0	2004
	10.007109	13.743813	37.34%	0	2003
	10.000000	10.007109	0.07%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Small Cap Equity Fund: Series I Shares - Q/NQ	15.843180	18.018240	13.73%	0	2006
	15.114006	15.843180	4.82%	0	2005
	13.316711	15.114006	13.50%	0	2004
	10.015141	13.316711	32.97%	0	2003
	10.000000	10.015141	0.15%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A - Q/NQ	15.619602	18.255726	16.88%	0	2006
	14.946913	15.619602	4.50%	0	2005
	13.456958	14.946913	11.07%	0	2004
	10.191620	13.456958	32.04%	0	2003
	10.000000	10.191620	1.92%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A - Q/NQ	21.688871	29.271433	34.96%	1,553	2006
	18.636577	21.688871	16.38%	1,672	2005
	14.938281	18.636577	24.76%	1,672	2004
	10.384109	14.938281	43.86%	3,409	2003
	10.000000	10.384109	3.84%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Real Estate Investment Portfolio: Class A - Q/NQ	21.676240	29.209701	34.75%	0	2006
	19.479055	21.676240	11.28%	912	2005
	14.412582	19.479055	35.15%	797	2004
	10.382958	14.412582	38.81%	0	2003
	10.000000	10.382958	3.83%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A - Q/NQ	18.963707	21.622558	14.02%	0	2006
	17.799540	18.963707	6.54%	1,986	2005
	14.972062	17.799540	18.89%	1,724	2004
	10.636000	14.972062	40.77%	0	2003
	10.000000	10.636000	6.36%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.333914	17.891378	16.68%	0	2006
	14.706594	15.333914	4.27%	0	2005
	13.061261	14.706594	12.60%	0	2004
	10.132849	13.061261	28.90%	0	2003
	10.000000	10.132849	1.33%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.295924	13.541474	19.88%	0	2006
	10.000000	11.295924	12.96%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	13.659114	13.165577	-3.61%	0	2006
	13.416427	13.659114	1.81%	2,644	2005
	12.164894	13.416427	10.29%	2,286	2004
	9.774024	12.164894	24.46%	0	2003
	10.000000	9.774024	-2.26%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.808242	18.691477	18.24%	3,740	2006
	15.103374	15.808242	4.67%	2,632	2005
	13.256364	15.103374	13.93%	1,179	2004
	10.315649	13.256364	28.51%	0	2003
	10.000000	10.315649	3.16%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	11.437030	12.423756	8.63%	0	2006
	10.000000	11.437030	14.37%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.230497	11.368938	1.23%	149,439	2006
	11.096432	11.230497	1.21%	134,683	2005
	10.523889	11.096432	5.44%	65,282	2004
	10.000000	10.523889	5.24%	12,899	2003
	10.000000	10.000000	0.00%	0	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.140461	20.682234	14.01%	0	2006
	16.976160	18.140461	6.86%	0	2005
	13.976978	16.976160	21.46%	0	2004
	10.180078	13.976978	37.30%	0	2003
	10.000000	10.180078	1.80%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.686065	16.902871	15.09%	5,123	2006
	14.077103	14.686065	4.33%	1,280	2005
	12.767988	14.077103	10.25%	1,286	2004
	9.981671	12.767988	27.91%	0	2003
	10.000000	9.981671	-0.18%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	13.029609	15.123513	16.07%	90,022	2006
	12.526853	13.029609	4.01%	89,658	2005
	11.967001	12.526853	4.68%	55,070	2004
	9.910929	11.967001	20.75%	8,664	2003
	10.000000	9.910929	-0.89%	0	2002*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	15.598906	16.130527	3.41%	0	2006
	14.795348	15.598906	5.43%	0	2005
	13.335043	14.795348	10.95%	0	2004
	10.161649	13.335043	31.23%	0	2003
	10.000000	10.161649	1.62%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.101268	11.522063	3.79%	2,662	2006
	10.997465	11.101268	0.94%	0	2005
	10.650536	10.997465	3.26%	0	2004
	10.213444	10.650536	4.28%	0	2003
	10.000000	10.213444	2.13%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	15.567604	18.628259	19.66%	1,347	2006
	14.771634	15.567604	5.39%	1,404	2005
	13.308674	14.771634	10.99%	1,584	2004
	10.256045	13.308674	29.76%	0	2003
	10.000000	10.256045	2.56%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	14.036569	14.929225	6.36%	504	2006
	13.329570	14.036569	5.30%	89	2005
	12.953631	13.329570	2.90%	54,078	2004
	9.789856	12.953631	32.32%	7,800	2003
	10.000000	9.789856	-2.10%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Service Class 2 - Q/NQ	10.354209	10.795772	4.26%	34,916	2006
	10.109050	10.354209	2.43%	56,384	2005
	10.049058	10.109050	0.60%	47,596	2004
	10.009618	10.049058	0.39%	8,522	2003
	10.000000	10.009618	0.10%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	19.318457	22.705988	17.54%	417	2006
	16.294795	19.318457	18.56%	0	2005
	14.408642	16.294795	13.09%	47,129	2004
	10.096919	14.408642	42.70%	8,350	2003
	10.000000	10.096919	0.97%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.471014	14.658182	17.54%	67,832	2006
	10.000000	12.471014	24.71%	82,536	2005*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.195277	19.121129	11.20%	3,357	2006
	14.767576	17.195277	16.44%	0	2005
	12.848559	14.767576	14.94%	0	2004
	10.045506	12.848559	27.90%	0	2003
	10.000000	10.045506	0.46%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.289113	11.733433	3.94%	3,500	2006
	11.097806	11.289113	1.72%	3,566	2005
	10.675714	11.097806	3.95%	3,785	2004
	10.196943	10.675714	4.70%	0	2003
	10.000000	10.196943	1.97%	0	2002*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	12.103073	13.579313	12.20%	4,657	2006
	10.000000	12.103073	21.03%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.473438	21.534984	16.57%	1,574	2006
	17.044008	18.473438	8.39%	1,602	2005
	13.821748	17.044008	23.31%	1,698	2004
	10.497897	13.821748	31.66%	0	2003
	10.000000	10.497897	4.98%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Fund: Class 2 - Q/NQ	10.800733	11.195349	3.65%	0	2006
	10.584161	10.800733	2.05%	0	2005
	10.264605	10.584161	3.11%	0	2004
	10.077571	10.264605	1.86%	0	2003
	10.000000	10.077571	0.78%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 2 - Q/NQ	24.678985	31.500763	27.64%	359	2006
	19.435011	24.678985	26.98%	270	2005
	15.638739	19.435011	24.27%	10,239	2004
	10.257853	15.638739	52.46%	1,509	2003
	10.000000	10.257853	2.58%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.774595	16.315658	27.72%	28,610	2006
	10.000000	12.774595	27.75	34,309	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.240869	20.865093	21.02%	1,632	2006
	15.704345	17.240869	9.78%	1,201	2005
	13.295964	15.704345	18.11%	42,230	2004
	10.091812	13.295964	31.75%	0	2003
	10.000000	10.091812	0.92%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.262357	13.631624	21.04%	40,600	2006
	10.000000	11.262357	12.62%	75,149	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.858218	11.085441	12.45%	0	2006
	10.000000	9.858218	-1.42%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund: Class 2 - Q/NQ	16.643400	20.202235	21.38%	821	2006
	15.341901	16.643400	8.48%	855	2005
	13.269236	15.341901	15.62%	965	2004
	10.077419	13.269236	31.67%	0	2003
	10.000000	10.077419	0.77%	0	2002*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	13.054117	14.485074	10.96%	0	2006
	12.167724	13.054117	7.28%	0	2005
	11.275378	12.167724	7.91%	442	2004
	9.949695	11.275378	13.32%	0	2003
	10.000000	9.949695	-0.50%	0	2002*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.189544	16.516432	8.74%	81,727	2006
	13.542353	15.189544	12.16%	75,739	2005
	11.520024	13.542353	17.55%	0	2004
	9.615030	11.520024	19.81%	0	2003
	10.000000	9.615030	-3.85%	0	2002*

Janus Aspen Series - Fundamental Equity Portfolio: Service Shares - Q/NQ	15.892828	17.372006	9.31%	0	2006
	13.825623	15.892828	14.95%	0	2005
	12.254631	13.825623	12.82%	0	2004
	9.831565	12.254631	24.65%	0	2003
	10.000000	9.831565	-1.68%	0	2002*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	13.623472	19.971302	46.59%	2,732	2006
	10.000000	13.623472	36.23%	0	2005*

Legg Mason Partners Variable Portfolios I, Inc. - Legg Mason Partners Variable Large Cap Growth Portfolio: Class II - Q/NQ	11.391485	11.830843	3.86%	0	2006
	10.000000	11.391485	13.91%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Legg Mason Partners Variable Portfolios I, Inc. - Legg Mason Partners Variable Small Cap Growth Portfolio: Class II - Q/NQ	11.220170	12.527918	11.66%	0	2006
	10.000000	11.220170	12.20%	0	2005*

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.442033	10.842798	3.84%	0	2006
	10.329527	10.442033	1.09%	0	2005
	10.285675	10.329527	0.43%	0	2004
	10.077504	10.285675	2.07%	0	2003
	10.000000	10.077504	0.78%	0	2002*

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC - Q/NQ	15.332877	17.918557	16.86%	4,995	2006
	14.902745	15.332877	2.89%	5,091	2005
	13.275404	14.902745	12.26%	4,797	2004
	10.168518	13.275404	30.55%	0	2003
	10.000000	10.168518	1.69%	0	2002*

Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio: Class VC - Q/NQ	17.359667	19.414895	11.84%	28,973	2006
	16.097066	17.359667	7.84%	27,011	2005
	13.022653	16.097066	23.61%	16,158	2004
	10.475239	13.022653	24.32%	2,201	2003
	10.000000	10.475239	4.75%	0	2002*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.299160	14.220785	6.93%	0	2006
	12.804559	13.299160	3.86%	0	2005
	11.790186	12.804559	8.60%	0	2004
	9.650239	11.790186	22.18%	0	2003
	10.000000	9.650239	-3.50%	0	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.327978	18.406549	20.08%	32,959	2006
	14.447412	15.327978	6.09%	28,263	2005
	12.626317	14.447412	14.42%	18,365	2004
	10.160409	12.626317	24.27%	2,567	2003
	10.000000	10.160409	1.60%	0	2002*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.699297	15.417355	4.88%	28,112	2006
	14.335474	14.699297	2.54%	25,055	2005
	12.858650	14.335474	11.49%	16,432	2004
	10.317820	12.858650	24.63%	2,078	2003
	10.000000	10.317820	3.18%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.723008	14.296320	21.95%	57,411	2006
	10.000000	11.723008	17.23%	22,110	2005*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.634929	12.862193	10.55%	0	2006
	10.000000	11.634929	16.35%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.292874	15.375071	7.57%	99,772	2006
	13.647140	14.292874	4.73%	94,533	2005
	12.806776	13.647140	6.56%	62,054	2004
	9.814720	12.806776	30.49%	9,437	2003
	10.000000	9.814720	-1.85%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	19.236049	22.560220	17.28%	0	2006
	16.887278	19.236049	13.91%	1,241	2005
	14.221331	16.887278	18.75%	1,241	2004
	9.978474	14.221331	42.52%	0	2003
	10.000000	9.978474	-0.22%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.031707	14.110485	17.28%	3,486	2006
	10.000000	12.031707	20.32%	212	2005*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	14.159209	15.439341	9.04%	3,758	2006
	13.887509	14.159209	1.96%	1,787	2005
	12.789508	13.887509	8.59%	2,016	2004
	10.353853	12.789508	23.52%	0	2003
	10.000000	10.353853	3.54%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	14.539037	16.665135	14.62%	275	2006
	13.767245	14.539037	5.61%	69	2005
	12.621697	13.767245	9.08%	0	2004
	9.995389	12.621697	26.28%	0	2003
	10.000000	9.995389	-0.05%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	18.702976	21.432909	14.60%	48,203	2006
	17.074634	18.702976	9.54%	46,903	2005
	14.348203	17.074634	19.00%	31,171	2004
	9.973964	14.348203	43.86%	4,903	2003
	10.000000	9.973964	-0.26%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class - Q/NQ	14.944805	16.243890	8.69%	48,038	2006
	14.404758	14.944805	3.75%	46,230	2005
	13.197995	14.404758	9.14%	26,527	2004
	10.781107	13.197995	22.42%	3,171	2003
	10.000000	10.781107	7.81%	0	2002*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class - Q/NQ	10.532365	10.911417	3.60%	108,802	2006
	10.464242	10.532365	0.65%	100,295	2005
	10.311320	10.464242	1.48%	94,928	2004
	10.110463	10.311320	1.99%	0	2003
	10.000000	10.110463	1.10%	0	2002*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.478336	11.878272	3.48%	202,208	2006
	11.245698	11.478336	2.07%	166,779	2005
	10.759934	11.245698	4.51%	51,409	2004
	10.279374	10.759934	4.67%	12,595	2003
	10.000000	10.279374	2.79%	0	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.392511	16.624218	15.51%	0	2006
	13.725356	14.392511	4.86%	0	2005
	12.396175	13.725356	10.72%	0	2004
	10.000000	12.396175	23.96%	0	2003*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	19.170415	22.407390	16.89%	0	2006
	17.973772	19.170415	6.66%	0	2005
	14.290678	17.973772	25.77%	0	2004
	10.000000	14.290678	42.91%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	13.036823	13.697479	5.07%	0	2006
	12.377871	13.036823	5.32%	0	2005
	11.826178	12.377871	4.67%	0	2004
	10.000000	11.826178	18.26%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.288696	12.298708	8.95%	0	2006
	10.000000	11.288696	12.89%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.612189	12.547144	18.23%	5,209	2006
	10.000000	10.612189	6.12%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	22.484486	30.930381	37.56%	25,690	2006
	19.276319	22.484486	16.64%	29,784	2005
	14.182349	19.276319	35.92%	21,244	2004
	10.349787	14.182349	37.03%	3,766	2003
	10.000000	10.349787	3.50%	0	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class I - Q/NQ	10.645542	12.335520	15.87%	0	2006
	10.000000	10.645542	6.46%	0	2005

Van Kampen Life Investment Trust - Growth and Income Portfolio: Class I - Q/NQ	16.330519	18.915495	15.83%	56,281	2006
	14.899767	16.330519	9.60%	55,880	2005
	13.072520	14.899767	13.98%	36,550	2004
	10.246417	13.072520	27.58%	4,830	2003
	10.000000	10.246417	2.46%	0	2002*

Maximum Additional Contract Options Elected (Total 0.55%)
(Variable account charges of 0.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares - Q/NQ	15.821494	17.812351	12.58%	0	2006
	15.045693	15.821494	5.16%	0	2005
	13.621110	15.045693	10.46%	0	2004
	10.249768	13.621110	32.89%	0	2003
	10.000000	10.249768	2.50%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares - Q/NQ	14.422210	15.246733	5.72%	0	2006
	13.324422	14.422210	8.24%	0	2005
	12.565519	13.324422	6.04%	0	2004
	9.755244	12.565519	28.81%	0	2003
	10.000000	9.755244	-2.45%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares - Q/NQ	17.171476	19.898458	15.88%	7,520	2006
	15.753067	17.171476	9.00%	9,099	2005
	13.714480	15.753067	14.86%	3,973	2004
	10.188052	13.714480	34.61%	1,150	2003
	10.000000	10.188052	1.88%	491	2002*

AIM Variable Insurance Funds - AIM V.I. Dynamics Fund: Series I Shares - Q/NQ	17.019356	19.653410	15.48%	0	2006
	15.456307	17.019356	10.11%	0	2005
	13.712641	15.456307	12.72%	0	2004
	10.004467	13.712641	37.07%	0	2003
	10.000000	10.004467	0.04%	0	2002*

AIM Variable Insurance Funds - AIM V.I. Small Cap Equity Fund: Series I Shares - Q/NQ	15.743954	17.869546	13.50%	0	2006
	15.049469	15.743954	4.61%	0	2005
	13.286501	15.049469	13.27%	0	2004
	10.012494	13.286501	32.70%	0	2003
	10.000000	10.012494	0.12%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A - Q/NQ	15.521779	18.105107	16.64%	0	2006
	14.883081	15.521779	4.29%	0	2005
	13.426429	14.883081	10.85%	0	2004
	10.188930	13.426429	31.77%	0	2003
	10.000000	10.188930	1.89%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein International Value Portfolio: Class A - Q/NQ	21.553132	29.030074	34.69%	0	2006
	18.557056	21.553132	16.15%	0	2005
	14.904425	18.557056	24.51%	0	2004
	10.381369	14.904425	43.57%	1,884	2003
	10.000000	10.381369	3.81%	722	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Real Estate Investment Portfolio: Class A - Q/NQ	21.540537	28.968806	34.49%	0	2006
	19.395907	21.540537	11.06%	0	2005
	14.379904	19.395907	34.88%	0	2004
	10.380218	14.379904	38.53%	0	2003
	10.000000	10.380218	3.80%	0	2002*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A - Q/NQ	18.844982	21.444194	13.79%	0	2006
	17.723566	18.844982	6.33%	0	2005
	14.938131	17.723566	18.65%	0	2004
	10.633197	14.938131	40.49%	0	2003
	10.000000	10.633197	6.33%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ	15.237890	17.743774	16.45%	0	2006
	14.643794	15.237890	4.06%	0	2005
	13.031640	14.643794	12.37%	0	2004
	10.130175	13.031640	28.64%	0	2003
	10.000000	10.130175	1.30%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ	11.280894	13.496410	19.64%	0	2006
	10.000000	11.280894	12.81%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I - Q/NQ	13.573566	13.056923	-3.81%	0	2006
	13.359127	13.573566	1.61%	0	2005
	12.137291	13.359127	10.07%	0	2004
	9.771441	12.137291	24.21%	0	2003
	10.000000	9.771441	-2.29%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ	15.709269	18.537296	18.00%	281	2006
	15.038899	15.709269	4.46%	285	2005
	13.226309	15.038899	13.70%	314	2004
	10.312928	13.226309	28.25%	0	2003
	10.000000	10.312928	3.13%	0	2002*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I - Q/NQ	11.421824	12.382398	8.41%	0	2006
	10.000000	11.421824	14.22%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	11.163077	11.278068	1.03%	44,135	2006
	11.051937	11.163077	1.01%	71,207	2005
	10.502769	11.051937	5.23%	25,308	2004
	10.000000	10.502769	5.03%	7,800	2003
	10.000000	10.000000	0.00%	1,750	2002*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	18.026899	20.511614	13.78%	0	2006
	16.903706	18.026899	6.64%	0	2005
	13.945294	16.903706	21.21%	0	2004
	10.177389	13.945294	37.02%	0	2003
	10.000000	10.177389	1.77%	0	2002*

Dreyfus Stock Index Fund, Inc.: Initial Shares - Q/NQ	14.594127	16.763442	14.86%	0	2006
	14.017014	14.594127	4.12%	0	2005
	12.739030	14.017014	10.03%	0	2004
	9.979035	12.739030	27.66%	0	2003
	10.000000	9.979035	-0.21%	0	2002*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ	12.947987	14.998712	15.84%	25,301	2006
	12.473333	12.947987	3.81%	36,112	2005
	11.939829	12.473333	4.47%	14,695	2004
	9.908309	11.939829	20.50%	4,671	2003
	10.000000	9.908309	-0.92%	833	2002*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares - Q/NQ	15.501233	15.997430	3.20%	0	2006
	14.732171	15.501233	5.22%	0	2005
	13.304802	14.732171	10.73%	0	2004
	10.158966	13.304802	30.97%	0	2003
	10.000000	10.158966	1.59%	0	2002*

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares - Q/NQ	11.031699	11.426948	3.58%	0	2006
	10.950463	11.031699	0.74%	0	2005
	10.626355	10.950463	3.05%	0	2004
	10.210747	10.626355	4.07%	0	2003
	10.000000	10.210747	2.11%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ	15.470105	18.474554	19.42%	466	2006
	14.708559	15.470105	5.18%	473	2005
	13.278490	14.708559	10.77%	476	2004
	10.253338	13.278490	29.50%	0	2003
	10.000000	10.253338	2.53%	0	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ	13.948674	14.806036	6.15%	0	2006
	13.272652	13.948674	5.09%	995	2005
	12.924251	13.272652	2.70%	13,910	2004
	9.787269	12.924251	32.05%	4,285	2003
	10.000000	9.787269	-2.13%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Money Market Portfolio: Service Class 2 - Q/NQ	10.289330	10.706656	4.06%	8,247	2006
	10.065854	10.289330	2.22%	36,777	2005
	10.026241	10.065854	0.40%	18,534	2004
	10.006974	10.026241	0.19%	2,233	2003
	10.000000	10.006974	0.07%	1,274	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ	19.197498	22.518656	17.30%	0	2006
	16.225218	19.197498	18.32%	0	2005
	14.375955	16.225218	12.86%	11,594	2004
	10.094253	14.375955	42.42%	4,785	2003
	10.000000	10.094253	0.94%	0	2002*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class R - Q/NQ	12.454435	14.609381	17.30%	19,111	2006
	10.000000	12.454435	25.54%	32,542	2005*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class - Q/NQ	17.087619	18.963386	10.98%	0	2006
	14.704520	17.087619	16.21%	0	2005
	12.819408	14.704520	14.71%	0	2004
	10.042851	12.819408	27.65%	0	2003
	10.000000	10.042851	0.43%	0	2002*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ	11.218405	11.636606	3.73%	454	2006
	11.050408	11.218405	1.52%	460	2005
	10.651485	11.050408	3.75%	464	2004
	10.194254	10.651485	4.49%	0	2003
	10.000000	10.194254	1.94%	0	2002*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class - Q/NQ	12.086989	13.534143	11.97%	0	2006
	10.000000	12.086989	20.87%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	18.357779	21.357333	16.34%	235	2006
	16.971240	18.357779	8.17%	238	2005
	13.790406	16.971240	23.07%	240	2004
	10.495129	13.790406	31.40%	0	2003
	10.000000	10.495129	4.95%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Fund: Class 2 - Q/NQ	10.733038	11.102923	3.45%	0	2006
	10.538914	10.733038	1.84%	0	2005
	10.241288	10.538914	2.91%	0	2004
	10.074907	10.241288	1.65%	0	2003
	10.000000	10.074907	0.75%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 2 - Q/NQ	24.524512	31.240971	27.39%	86	2006
	19.352058	24.524512	26.73%	88	2005
	15.603288	19.352058	24.03%	1,345	2004
	10.255143	15.603288	52.15%	835	2003
	10.000000	10.255143	2.55%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	12.757608	16.261356	27.46%	7,990	2006
	10.000000	12.757608	27.58%	8,190	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	17.132893	20.692934	20.78%	0	2006
	15.637275	17.132893	9.56%	0	2005
	13.265795	15.637275	17.88%	9,582	2004
	10.089147	13.265795	31.49%	0	2003
	10.000000	10.089147	0.89%	0	2002*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.247378	13.586258	20.79%	10,656	2006
	10.000000	11.247378	12.47%	29,478	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	9.845093	11.048537	12.22%	0	2006
	10.000000	9.845093	-1.55%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Growth Securities Fund: Class 2 - Q/NQ	16.539178	20.035569	21.14%	354	2006
	15.276401	16.539178	8.27%	359	2005
	13.239131	15.276401	15.39%	362	2004
	10.074753	13.239131	31.41%	0	2003
	10.000000	10.074753	0.75%	0	2002*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.972344	14.365526	10.74%	0	2006
	12.115746	12.972344	7.07%	0	2005
	11.249789	12.115746	7.70%	0	2004
	9.947064	11.249789	13.10%	0	2003
	10.000000	9.947064	-0.53%	0	2002*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	15.094433	16.380152	8.52%	23,163	2006
	13.484525	15.094433	11.94%	27,946	2005
	11.493880	13.484525	17.32%	0	2004
	9.612485	11.493880	19.57%	0	2003
	10.000000	9.612485	-3.88%	1,014	2002*

Janus Aspen Series - Fundamental Equity Portfolio: Service Shares - Q/NQ	15.793300	17.228647	9.09%	0	2006
	13.766573	15.793300	14.72%	0	2005
	12.226835	13.766573	12.59%	0	2004
	9.828964	12.226835	24.40%	0	2003
	10.000000	9.828964	-1.71%	0	2002*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	13.605379	19.904901	46.30%	0	2006
	10.000000	13.605379	36.05%	0	2005*

Legg Mason Partners Variable Portfolios I, Inc. - Legg Mason Partners Variable Large Cap Growth Portfolio: Class II - Q/NQ	11.376353	11.791482	3.65%	0	2006
	10.000000	11.376353	13.76%	0	2005*

Legg Mason Partners Variable Portfolios I, Inc. - Legg Mason Partners Variable Small Cap Growth Portfolio: Class II - Q/NQ	11.205246	12.486214	11.43%	0	2006
	10.000000	11.205246	12.05%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Lehman Brothers Advisors Management Trust - AMT Short Duration Bond Portfolio: I Class - Q/NQ	10.376600	10.753296	3.63%	0	2006
	10.285388	10.376600	0.89%	0	2005
	10.262312	10.285388	0.22%	0	2004
	10.074844	10.262312	1.86%	0	2003
	10.000000	10.074844	0.75%	0	2002*

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio: Class VC - Q/NQ	15.236860	17.770733	16.63%	501	2006
	14.839110	15.236860	2.68%	508	2005
	13.245298	14.839110	12.03%	512	2004
	10.165829	13.245298	30.29%	0	2003
	10.000000	10.165829	1.66%	0	2002*

Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio: Class VC - Q/NQ	17.250985	19.254720	11.62%	7,814	2006
	16.028359	17.250985	7.63%	6,591	2005
	12.993126	16.028359	23.36%	2,143	2004
	10.472477	12.993126	24.07%	1,081	2003
	10.000000	10.472477	4.72%	501	2002*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.215877	14.103438	6.72%	0	2006
	12.749882	13.215877	3.65%	0	2005
	11.763452	12.749882	8.39%	0	2004
	9.647687	11.763452	21.93%	0	2003
	10.000000	9.647687	-3.52%	0	2002*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	15.232002	18.254726	19.84%	9,371	2006
	14.385736	15.232002	5.88%	11,075	2005
	12.597682	14.385736	14.19%	4,274	2004
	10.157726	12.597682	24.02%	1,212	2003
	10.000000	10.157726	1.58%	148	2002*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.607268	15.290155	4.67%	8,214	2006
	14.274275	14.607268	2.33%	10,348	2005
	12.829494	14.274275	11.26%	4,049	2004
	10.315097	12.829494	24.38%	1,084	2003
	10.000000	10.315097	3.15%	170	2002*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	11.707420	14.248736	21.71%	16,531	2006
	10.000000	11.707420	17.07%	5,279	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	11.619456	12.819369	10.33%	0	2006
	10.000000	11.619456	16.19%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares - Q/NQ	14.203381	15.248218	7.36%	28,819	2006
	13.588886	14.203381	4.52%	35,576	2005
	12.777732	13.588886	6.35%	14,861	2004
	9.812128	12.777732	30.22%	5,353	2003
	10.000000	9.812128	-1.88%	917	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares - Q/NQ	19.115616	22.374117	17.05%	0	2006
	16.815187	19.115616	13.68%	0	2005
	14.189083	16.815187	18.51%	0	2004
	9.975838	14.189083	42.23%	0	2003
	10.000000	9.975838	-0.24%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3 - Q/NQ	12.015706	14.063526	17.04%	0	2006
	10.000000	12.015706	20.16%	0	2005*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares - Q/NQ	14.070516	15.311932	8.82%	754	2006
	13.828188	14.070516	1.75%	765	2005
	12.760488	13.828188	8.37%	770	2004
	10.351122	12.760488	23.28%	0	2003
	10.000000	10.351122	3.51%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares - Q/NQ	14.448009	16.527667	14.39%	0	2006
	13.708471	14.448009	5.39%	949	2005
	12.593074	13.708471	8.86%	0	2004
	9.992748	12.593074	26.02%	0	2003
	10.000000	9.992748	-0.07%	0	2002*

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares - Q/NQ	18.585923	21.256139	14.37%	13,228	2006
	17.001770	18.585923	9.32%	15,825	2005
	14.315677	17.001770	18.76%	6,276	2004
	9.971327	14.315677	43.57%	2,086	2003
	10.000000	9.971327	-0.29%	401	2002*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class - Q/NQ	14.850098	16.108643	8.47%	14,818	2006
	14.342178	14.850098	3.54%	25,547	2005
	13.167084	14.342178	8.92%	11,886	2004
	10.777488	13.167084	22.17%	2,390	2003
	10.000000	10.777488	7.77%	487	2002*

PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class - Q/NQ	10.465623	10.820569	3.39%	31,142	2006
	10.418784	10.465623	0.45%	53,656	2005
	10.287172	10.418784	1.28%	40,303	2004
	10.107069	10.287172	1.78%	0	2003
	10.000000	10.107069	1.07%	0	2002*

PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ	11.405599	11.779377	3.28%	57,807	2006
	11.196845	11.405599	1.86%	85,636	2005
	10.734735	11.196845	4.30%	21,884	2004
	10.275924	10.734735	4.46%	7,661	2003
	10.000000	10.275924	2.76%	1,070	2002*

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB - Q/NQ	14.315699	16.502409	15.27%	0	2006
	13.679479	14.315699	4.65%	0	2005
	12.379573	13.679479	10.50%	0	2004
	10.000000	12.379573	23.80%	0	2003*

Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB - Q/NQ	19.068108	22.243209	16.65%	0	2006
	17.913690	19.068108	6.44%	0	2005
	14.271544	17.913690	25.52%	0	2004
	10.000000	14.271544	42.72%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.967229	13.597090	4.86%	0	2006
	12.336474	12.967229	5.11%	0	2005
	11.810334	12.336474	4.45%	0	2004
	10.000000	11.810334	18.10%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	11.273677	12.257770	8.73%	0	2006
	10.000000	11.273677	12.74%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.598069	12.505382	18.00%	0	2006
	10.000000	10.598069	5.98%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I - Q/NQ	22.343746	30.675359	37.29%	7,226	2006
	19.194059	22.343746	16.41%	11,463	2005
	14.150199	19.194059	35.65%	5,246	2004
	10.347058	14.150199	36.76%	1,970	2003
	10.000000	10.347058	3.47%	483	2002*

Van Kampen Life Investment Trust - Comstock Portfolio: Class I - Q/NQ	10.631382	12.294452	15.64%	0	2006
	10.000000	10.631382	6.31%	0	2005*

Van Kampen Life Investment Trust - Growth and Income Portfolio: Class I - Q/NQ	16.228257	18.759447	15.60%	15,869	2006
	14.836150	16.228257	9.38%	22,933	2005
	13.042874	14.836150	13.75%	10,090	2004
	10.243714	13.042874	27.33%	3,039	2003
	10.000000	10.243714	2.44%	781	2002*

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code.  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

1)	Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

(a)the contract value on the day before the withdrawal; and

(b)the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a charitable remainder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified contracts that are owned by non-natural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the gain earned inside the contract, unless the non-natural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $5,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an individual retirement annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.

In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Nothing in this prospectus should be considered to be tax advice.  Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amount contributed to the Individual Retirement Annuity was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date  is excludable from income based on a formula established pursuant to the Internal Revenue Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payment made with after-tax dollars.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable is based on the ratio between the contract owner’s investment in the contract and the expected return on the contract.  Once the entire  investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code.  Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in section 401(a), an eligible deferred compensation plan described in section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.  Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and

3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that these distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.
Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•       generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However,  all of the other changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation.  If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form.

This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death.  The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death.  For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner’s death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)the death of the annuitant will be treated as the death of a contract owner;

(b)any change of annuitant will be treated as the death of a contract owner; and

(c)in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death.  For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2007

Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-13

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2007.  The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-478-9727, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account-13 is a separate investment account of Nationwide Life Insurance Company ("Nationwide").  Nationwide is a member of the Nationwide group of companies.  All of Nationwide’s common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company.  NFS has two classes of  common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS.  Nationwide Corporation is a holding company, as well.  All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies.  The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $160 billion as of December 31, 2006.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide.  Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds.  Nationwide, or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates.  The agreements relate to services furnished by Nationwide or an affiliate of Nationwide.  Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds.  Nationwide also acts as a limited agent for the fund for purposes of accepting the trades.

See “Underlying Mutual Fund Payments” located in the prospectus.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products.  Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts.  For the contracts described in the prospectus, Nationwide assumed 0.51% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts.  The actual amount of the marketing allowance may be higher or lower than this assumption.  If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference.  Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid.  Any excess would be spent on additional marketing for the contracts.  For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

1

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-13 and the consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2006 consolidated financial statements and schedules of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.  KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold.  Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide.  For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.  During the fiscal years ended December 31, 2006, 2005 and 2004, no underwriting commissions have been paid by Nationwide to NISC.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account.  Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations.  Performance information is annualized.  However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule.  Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract.  The expense assumptions will be stated in the advertisement.

Additional Materials

Nationwide may provide information on various topics to contract owners and prospective contract owners in advertising, sales literature or other materials.

Performance Comparisons

Each sub-account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts’ sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-13:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-13 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2006, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2006, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 9, 2007

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2006

Assets:

Investments at fair value:

AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I (AIMCapDev) 37,363 shares (cost $580,174)	$688,592

AllianceBernstein Variable Products Series Fund, Inc. – International Value Portfolio – Class A (AlIntlValA) 1,821 shares (cost $29,953)	45,446

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II (ACVPInflPro2) 217,931 shares (cost $2,266,084)	2,196,743

American Century Variable Portfolios, Inc. – Value Fund – Class I (ACVPVal) 8,595 shares (cost $70,955)	75,119

Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 2,395 shares (cost $78,009)	86,596

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp) 40,916 shares (cost $1,491,828)	1,740,957

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd) 2,716 shares (cost $30,159)	30,669

Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS) 1,291 shares (cost $30,196)	33,701

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS) 211 shares (cost $7,532)	7,528

Fidelity® Variable Insurance Products Fund – Money Market Portfolio – Service Class 2 (FidVIPMMktS2) 465,069 shares (cost $465,069)	465,069

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS) 397 shares (cost $8,918)	9,463

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR) 53,442 shares (cost $972,151)	1,273,511

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS) 2,045 shares (cost $66,650)	64,184

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 3,655 shares (cost $46,495)	46,348

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS) 1,828 shares (cost $65,333)	63,246

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2) 2,071 shares (cost $27,568)	38,911

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securites Fund – Class 2 (FrVIPDevMrk2) 1,017 shares (cost $10,540)	14,019

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3 (FrVIPDevMrk3) 43,305 shares (cost $443,694)	596,747

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 1,819 shares (cost $28,435)	34,044

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 37,378 shares (cost $564,449)	698,220
(Continued)

NATIONWIDE VARIABLE ACCOUNT-13

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Franklin Templeton Variable Insurance Products Trust – Templeton Growth Securities Fund – Class 2 (FrVIPGroSec2) 1,486 shares (cost $17,300)	$23,675

Janus Aspen Series – Forty Portfolio – Service Shares (JanForty) 57,815 shares (cost $1,594,149)	1,729,256

Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2) 1,071 shares (cost $47,604)	54,416

Lord Abbett Series Growth and Income Fund – Class VC (LAGroInc) 3,354 shares (cost $95,573)	98,407

Lord Abbett Series Mid Cap Value Fund – Class VC (LAMidCapV) 32,735 shares (cost $683,037)	712,964

MFS Variable Insurance Trust – Value Series – Service Class (MFSValS) 53,934 shares (cost $663,703)	777,731

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc) 38,473 shares (cost $524,918)	559,015

Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt) 74,165 shares (cost $962,020)	1,059,814

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 1,330 shares (cost $46,765)	49,197

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares (OppCapAp) 47,633 shares (cost $1,743,937)	1,973,449

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares (OppHighInc) 8,136 shares (cost $67,906)	69,562

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares (OppMSt) 185 shares (cost $4,485)	4,579

Oppenheimer Variable Account Funds – Oppenheimer Main Street ® Small Cap Fund/VA – Non-Service Shares (OppMStSCap) 68,633 shares (cost $1,105,494)	1,314,317

PIMCO Variable Insurance Trust – PIMCO VIT High Yield Portfolio – Administrative Shares (PVITHighY) 122,237 shares (cost $1,008,350)	1,019,455

PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares (PVITLowDur) 151,555 shares (cost $1,542,487)	1,524,639

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares (PVITTotRet) 304,689 shares (cost $3,172,017)	3,083,456

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 2,635 shares (cost $62,209)	65,353

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 34,614 shares (cost $760,443)	1,016,271

Van Kampen Life Investment Trust – Growth and Income Portfolio – Class I (VKGrInc) 61,923 shares (cost $1,196,152)	1,362,305

Total investments	24,706,974

Accounts receivable	4,159

Total assets	24,711,133
Accounts payable	–

Contract owners’ equity (note 4)	$24,711,133

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2006

Investment activity:	Total	AIMCapDev	AlIntlValA	AlRealEstA	AlSmMdCpA	ACVPInflPro2	ACVPUltra	ACVPVal
Reinvested dividends	$506,085	–	573	–	107	75,264	–	873
Mortality and expense risk charges (note 2)	(98,680)	(2,434)	(142)	(2)	(56)	(9,444)	(4)	(245)

Net investment income (loss)	407,405	(2,434)	431	(2)	51	65,820	(4)	628

Proceeds from mutual funds shares sold	7,236,613	150,914	3,226	21,848	45,664	548,618	38,820	18,792
Cost of mutual fund shares sold	(6,400,970)	(108,403)	(2,379)	(20,383)	(44,941)	(569,256)	(36,561)	(19,309)

Realized gain (loss) on investments	835,643	42,511	847	1,465	723	(20,638)	2,259	(517)
Change in unrealized gain (loss) on investments	1,098,922	43,008	10,233	(229)	(1,293)	(18,800)	(1,249)	5,067

Net gain (loss) on investments	1,934,565	85,519	11,080	1,236	(570)	(39,438)	1,010	4,550

Reinvested capital gains	347,641	12,826	753	–	1,762	–	–	5,508

Net increase (decrease) in contract owners’ equity resulting from operations	$2,689,611	95,911	12,264	1,234	1,243	26,382	1,006	10,686

Investment activity:	DryStkIx	DryVIFApp	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPMMktS2	FidVIPOvS	FidVIPOvSR
Reinvested dividends	$1,169	25,616	–	974	17	32,217	–	12,217
Mortality and expense risk charges (note 2)	(228)	(6,918)	(30)	(122)	(12)	(3,098)	(6)	(6,012)

Net investment income (loss)	941	18,698	(30)	852	5	29,119	(6)	6,205

Proceeds from mutual funds shares sold	609	419,060	83	1,202	22,757	742,152	2,585	603,749
Cost of mutual fund shares sold	(533)	(360,211)	(82)	(1,078)	(22,693)	(742,152)	(2,571)	(450,734)

Realized gain (loss) on investments	76	58,849	1	124	64	–	14	153,015
Change in unrealized gain (loss) on investments	7,048	181,674	510	878	176	–	545	75,831

Net gain (loss) on investments	7,124	240,523	511	1,002	240	–	559	228,846

Reinvested capital gains	–	–	–	3,763	–	–	–	9,181

Net increase (decrease) in contract owners’ equity resulting from operations	$8,065	259,221	481	5,617	245	29,119	553	244,232

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	FidVIPConS	FidVIPIGBdS	FidVIPMCapS	FrVIPSmCapV2	FrVIPUSGov2	FrVIPDevMrk2	FrVIPDevMrk3	FrVIPForSec2
Reinvested dividends	$664	1,758	124	237	2,551	107	7,407	279
Mortality and expense risk charges (note 2)	(201)	(167)	(180)	(136)	(118)	(37)	(2,278)	(83)

Net investment income (loss)	463	1,591	(56)	101	2,433	70	5,129	196

Proceeds from mutual funds shares sold	18,008	999	8,015	788	59,771	376	189,406	2,428
Cost of mutual fund shares sold	(18,423)	(1,035)	(9,051)	(568)	(61,226)	(283)	(140,516)	(1,903)

Realized gain (loss) on investments	(415)	(36)	(1,036)	220	(1,455)	93	48,890	525
Change in unrealized gain (loss) on investments	(2,466)	97	(2,087)	3,941	–	2,431	87,584	4,050

Net gain (loss) on investments	(2,881)	61	(3,123)	4,161	(1,455)	2,524	136,474	4,575

Reinvested capital gains	5,067	107	5,586	1,323	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,649	1,759	2,407	5,585	978	2,594	141,603	4,771

Investment activity:	FrVIPForSec3	FrVIPGroSec2	JanBal	JanForty	JanIntGroS2	LAGroInc	LAMidCapV	MFSValS
Reinvested dividends	$16,641	288	–	2,499	384	1,166	3,508	5,647
Mortality and expense risk charges (note 2)	(4,965)	(86)	–	(6,698)	(46)	(197)	(2,473)	(2,699)

Net investment income (loss)	11,676	202	–	(4,199)	338	969	1,035	2,948

Proceeds from mutual funds shares sold	874,256	812	4,027	339,582	123	60,587	61,084	138,204
Cost of mutual fund shares sold	(677,987)	(653)	(4,008)	(321,811)	(116)	(58,072)	(51,589)	(109,440)

Realized gain (loss) on investments	196,269	159	19	17,771	7	2,515	9,495	28,764
Change in unrealized gain (loss) on investments	26,971	3,062	–	140,835	6,812	3,473	9,164	76,118

Net gain (loss) on investments	223,240	3,221	19	158,606	6,819	5,988	18,659	104,882

Reinvested capital gains	–	803	–	–	–	3,124	54,654	19,003

Net increase (decrease) in contract owners’ equity resulting from operations	$234,916	4,226	19	154,407	7,157	10,081	74,348	126,833

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2006

Investment activity:	NBAMTFasc	NBAMTInt	NBAMTRegS	OppGlSec3	OppCapAp	OppGlSec	OppHighInc	OppMSt
Reinvested dividends	$–	762	–	209	6,770	–	5,300	12
Mortality and expense risk charges (note 2)	(2,193)	(1,377)	(73)	(108)	(7,658)	(3)	(267)	(9)

Net investment income (loss)	(2,193)	(615)	(73)	101	(888)	(3)	5,033	3

Proceeds from mutual funds shares sold	101,802	48,634	35,166	349	311,607	25,079	19,922	17,864
Cost of mutual fund shares sold	(87,802)	(39,526)	(37,339)	(341)	(265,323)	(20,155)	(20,150)	(16,463)

Realized gain (loss) on investments	14,000	9,108	(2,173)	8	46,284	4,924	(228)	1,401
Change in unrealized gain (loss) on investments	2,468	63,409	–	2,393	101,284	(3,722)	787	(767)

Net gain (loss) on investments	16,468	72,517	(2,173)	2,401	147,568	1,202	559	634

Reinvested capital gains	14,631	2,813	–	1,093	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$28,906	74,715	(2,246)	3,595	146,680	1,199	5,592	637

Investment activity:	OppMStSCap	PVITHighY	PVITLowDur	PVITTotRet	TRowEqInc2	VKUSRealEst	VKGrInc
Reinvested dividends	$1,874	73,425	67,208	131,762	405	10,815	15,256
Mortality and expense risk charges (note 2)	(5,045)	(4,430)	(6,653)	(12,250)	(63)	(3,999)	(5,435)

Net investment income (loss)	(3,171)	68,995	60,555	119,512	342	6,816	9,821

Proceeds from mutual funds shares sold	268,737	299,889	452,016	607,208	173	361,502	308,120
Cost of mutual fund shares sold	(196,980)	(293,604)	(458,682)	(631,138)	(166)	(243,100)	(252,234)

Realized gain (loss) on investments	71,757	6,285	(6,666)	(23,930)	7	118,402	55,886
Change in unrealized gain (loss) on investments	73,052	15,099	1,817	(5,197)	3,145	131,400	50,370

Net gain (loss) on investments	144,809	21,384	(4,849)	(29,127)	3,152	249,802	106,256

Reinvested capital gains	36,991	–	–	17,667	1,488	64,932	84,566

Net increase (decrease) in contract owners’ equity resulting from operations	$178,629	90,379	55,706	108,052	4,982	321,550	200,643

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Year Ended December 31, 2006 and 2005

	Total		AIMCapDev		AlIntlValA		AlRealEstA
Investment activity:	2006	2005	2006	2005	2006	2005	2006		2005
Net investment income (loss)	$407,405	270,032	(2,434)	(1,863)	431	136	(2)		452
Realized gain (loss) on investments	835,643	596,873	42,511	17,076	847	1,565	1,465		(1)
Change in unrealized gain (loss) on investments	1,098,922	310,304	43,008	32,297	10,233	4,068	(229)		(331)
Reinvested capital gains	347,641	185,691	12,826	–	753	738	–		1,617

Net increase (decrease) in contract owners’ equity resulting from operations	2,689,611	1,362,900	95,911	47,510	12,264	6,507	1,234		1,737

Equity transactions:
Purchase payments received from contract owners (note 3)	3,392,612	13,287,469	86,956	319,508	–	12,735	850		2,499
Transfers between funds	–	–	60,740	(66,841)	(2,737)	–	(21,844)		–
Redemptions (note 3)	(4,941,530)	(3,884,019)	(113,173)	(77,976)	(346)	(14,138)	–		–
Adjustments to maintain reserves	5,760	(1,666)	(7)	–	(16)	–	(9)		8

Net equity transactions	(1,543,158)	9,401,784	34,516	174,691	(3,099)	(1,403)	(21,003	)_	2,507

Net change in contract owners’ equity	1,146,453	10,764,684	130,427	222,201	9,165	5,104	(19,769)		4,244
Contract owners’ equity beginning of period	23,564,680	12,799,996	558,168	335,967	36,264	31,160	19,769		15,525

Contract owners’ equity end of period	$24,711,133	23,564,680	688,595	558,168	45,429	36,264	–		19,769

CHANGES IN UNITS:
Beginning units	1,783,470	962,307	32,359	21,253	1,672	1,672	912		797

Units purchased	530,627	1,652,112	10,730	20,782	–	695	37		115
Units redeemed	(645,851)	(830,949)	(8,707)	(9,676)	(120)	(695)	(949)		–

Ending units	1,668,246	1,783,470	34,382	32,359	1,552	1,672	–		912

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	AlSmMdCpA		ACVPIncGr		ACVPInflPro2		ACVPInt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$51	174	–	79	65,820	68,303	–	3
Realized gain (loss) on investments	723	(88)	–	390	(20,638)	(655)	–	–
Change in unrealized gain (loss) on investments	(1,293)	585	–	–	(18,800)	(55,030)	–	–
Reinvested capital gains	1,762	1,734	–	–	–	675	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,243	2,405	–	469	26,382	13,293	–	3

Equity transactions:
Purchase payments received from contract owners (note 3)	6,700	12,666	–	8,301	307,858	1,116,161	–	216
Transfers between funds	(45,458)	(8,077)	–	(8,509)	178,549	448,678	–	(219)
Redemptions (note 3)	(145)	(7)	–	(12)	(623,782)	(274,657)	–	–
Adjustments to maintain reserves	(2)	(11)	–	(249)	256	(128)	–	–

Net equity transactions	(38,905)	4,571	–	(469)	(137,119)	1,290,054	–	(3)

Net change in contract owners’ equity	(37,662)	6,976	–	–	(110,737)	1,303,347	–	–
Contract owners’ equity beginning of period	37,662	30,686	–	–	2,307,446	1,004,099	–	–

Contract owners’ equity end of period	$–	37,662	–	–	2,196,709	2,307,446	–	–

CHANGES IN UNITS:
Beginning units	1,986	1,724	–	–	205,890	90,590	–	–

Units purchased	1,320	715	–	587	47,163	141,718	–	16
Units redeemed	(3,306)	(453)	–	(587)	(59,480)	(26,418)	–	(16)

Ending units	–	1,986	–	–	193,573	205,890	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	ACVPUltra		ACVPVal		DryStkIx		DryVIFApp
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(4)	(105)	628	248	941	233	18,698	(5,195)
Realized gain (loss) on investments	2,259	–	(517)	56	76	7	58,849	11,362
Change in unrealized gain (loss) on investments	(1,249)	528	5,067	(2,759)	7,048	541	181,674	44,248
Reinvested capital gains	–	–	5,508	4,710	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,006	423	10,686	2,255	8,065	781	259,221	50,415

Equity transactions:
Purchase payments received from contract owners (note 3)	1,700	5,014	21,000	–	19,000	–	227,545	902,193
Transfers between funds	(38,815)	–	(1,522)	25,000	41,121	–	(68,190)	60,470
Redemptions (note 3)	–	–	(1,130)	(3,696)	(382)	(95)	(313,402)	(250,440)
Adjustments to maintain reserves	8	(6)	(3)	(19)	6	(6)	(43)	13

Net equity transactions	(37,107)	5,008	18,345	21,285	59,745	(101)	(154,090)	712,236

Net change in contract owners’ equity	(36,101)	5,431	29,031	23,540	67,810	680	105,131	762,651
Contract owners’ equity beginning of period	36,101	30,670	46,084	22,544	18,783	18,103	1,635,800	873,149

Contract owners’ equity end of period	$–	36,101	75,115	46,084	86,593	18,783	1,740,931	1,635,800

CHANGES IN UNITS:
Beginning units	2,643	2,286	2,917	1,494	1,279	1,286	125,771	69,765

Units purchased	121	357	4,372	1,667	3,868	–	21,392	77,378
Units redeemed	(2,764)	–	(3,268)	(244)	(24)	(7)	(31,840)	(21,372)

Ending units	–	2,643	4,021	2,917	5,123	1,279	115,323	125,771

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FedQualBd		FidVIPEIS		FidVIPGrS		FidVIPMMktS2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(30)	–	852	346	5	(1,224)	29,119	18,321
Realized gain (loss) on investments	1	–	124	223	64	142,104	–	–
Change in unrealized gain (loss) on investments	510	–	878	(19)	176	(40,719)	–	–
Reinvested capital gains	–	–	3,763	1,070	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	481	–	5,617	1,620	245	100,161	29,119	18,321

Equity transactions:
Purchase payments received from contract owners (note 3)	5,000	–	–	–	1,962	875,718	85,672	653,637
Transfers between funds	25,241	–	–	–	(9,241)	(1,634,275)	(305,054)	(231,881)
Redemptions (note 3)	(53)	–	(1,077)	(2,847)	(562)	(231,920)	(306,781)	(145,667)
Adjustments to maintain reserves	(9)	–	(13)	2	7	(15)	53	112

Net equity transactions	30,179	–	(1,090)	(2,845)	(7,834)	(990,492)	(526,110)	276,201

Net change in contract owners’ equity	30,660	–	4,527	(1,225)	(7,589)	(890,331)	(496,991)	294,522
Contract owners’ equity beginning of period	–	–	29,174	30,399	15,128	905,459	962,223	667,701

Contract owners’ equity end of period	$30,660	–	33,701	29,174	7,539	15,128	465,232	962,223

CHANGES IN UNITS:
Beginning units	–	–	1,877	2,060	1,084	67,988	93,161	66,129

Units purchased	2,666	–	–	–	86	69,064	36,798	72,986
Units redeemed	(5)	–	(64)	(183)	(665)	(135,968)	(86,797)	(45,954)

Ending units	2,661	–	1,813	1,877	505	1,084	43,162	93,161

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPOvS		FidVIPOvSR		FidVIPConS		FidVIPIGBdS
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(6)	4,269	6,205	(2,948)	463	–	1,591	1,525
Realized gain (loss) on investments	14	68,737	153,015	40,192	(415)	–	(36)	(57)
Change in unrealized gain (loss) on investments	545	(91,868)	75,831	225,529	(2,466)	–	97	(1,721)
Reinvested capital gains	–	5,833	9,181	–	5,067	–	107	1,037

Net increase (decrease) in contract owners’ equity resulting from operations	553	(13,029)	244,232	262,773	2,649	–	1,759	784

Equity transactions:
Purchase payments received from contract owners (note 3)	2,313	322,019	194,434	558,310	23,000	–	–	–
Transfers between funds	6,960	(1,173,108)	(382,984)	745,722	39,035	–	–	–
Redemptions (note 3)	(363)	(91,957)	(216,769)	(132,204)	(501)	–	(829)	(2,494)
Adjustments to maintain reserves	5	19	(19)	(1)	7	–	(9)	7

Net equity transactions	8,915	(943,027)	(405,338)	1,171,827	61,541	–	(838)	(2,487)

Net change in contract owners’ equity	9,468	(956,056)	(161,106)	1,434,600	64,190	–	921	(1,703)
Contract owners’ equity beginning of period	–	956,056	1,434,600	–	–	–	45,429	47,132

Contract owners’ equity end of period	$9,468	–	1,273,494	1,434,600	64,190	–	46,350	45,429

CHANGES IN UNITS:
Beginning units	–	58,722	115,078	–	–	–	4,027	4,249

Units purchased	440	21,934	17,440	144,672	4,359	–	–	–
Units redeemed	(23)	(80,656)	(45,575)	(29,594)	(1,002)	–	(73)	(222)

Ending units	417	–	86,943	115,078	3,357	–	3,954	4,027

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FidVIPMCapS		FrVIPSmCapV2		FrVIPUSGov2		FrVIPDevMrk2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(56)	–	101	132	2,433	–	70	3,172
Realized gain (loss) on investments	(1,036)	–	220	451	(1,455)	–	93	23,201
Change in unrealized gain (loss) on investments	(2,087)	–	3,941	1,983	–	–	2,431	(10,923)
Reinvested capital gains	5,586	–	1,323	207	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,407	–	5,585	2,773	978	–	2,594	15,450

Equity transactions:
Purchase payments received from contract owners (note 3)	21,000	–	–	–	11,000	–	932	88,417
Transfers between funds	40,283	–	–	–	(11,643)	–	2,139	(295,822)
Redemptions (note 3)	(444)	–	(649)	(1,804)	(334)	–	(452)	(24,259)
Adjustments to maintain reserves	6	–	(24)	(1)	(1)	–	17	(13)

Net equity transactions	60,845	–	(673)	(1,805)	(978)	–	2,636	(231,677)

Net change in contract owners’ equity	63,252	–	4,912	968	–	–	5,230	(216,227)
Contract owners’ equity beginning of period	–	–	33,982	33,014	–	–	8,797	225,024

Contract owners’ equity end of period	$63,252	–	38,894	33,982	–	–	14,027	8,797

CHANGES IN UNITS:
Beginning units	–	–	1,841	1,938	–	–	357	11,584

Units purchased	9,209	–	–	–	5,431	–	107	4,543
Units redeemed	(4,551)	–	(33)	(97)	(5,431)	–	(18)	(15,770)

Ending units	4,658	–	1,808	1,841	–	–	446	357

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3		FrVIPGroSec2
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$5,129	(197)	196	10,373	11,676	(650)	202	149
Realized gain (loss) on investments	48,890	6,828	525	66,545	196,269	25,604	159	252
Change in unrealized gain (loss) on investments	87,584	65,470	4,050	(86,067)	26,971	106,801	3,062	1,273
Reinvested capital gains	–	–	–	–	–	–	803	–

Net increase (decrease) in contract owners’ equity resulting from operations	141,603	72,101	4,771	(9,149)	234,916	131,755	4,226	1,674

Equity transactions:
Purchase payments received from contract owners (note 3)	90,963	114,054	1,974	286,555	161,158	492,012	–	–
Transfers between funds	(135,185)	418,879	6,991	(997,193)	(687,184)	670,216	–	–
Redemptions (note 3)	(43,412)	(62,250)	(393)	(72,526)	(188,562)	(116,085)	(723)	(1,827)
Adjustments to maintain reserves	(19)	(15)	(32)	39	(3)	(4)	(12)	(14)

Net equity transactions	(87,653)	470,668	8,540	(783,125)	(714,591)	1,046,139	(735)	(1,841)

Net change in contract owners’ equity	53,950	542,769	13,311	(792,274)	(479,675)	1,177,894	3,491	(167)
Contract owners’ equity beginning of period	542,769	–	20,741	813,015	1,177,894	–	20,168	20,335

Contract owners’ equity end of period	$596,719	542,769	34,052	20,741	698,219	1,177,894	23,659	20,168

CHANGES IN UNITS:
Beginning units	42,499	–	1,203	51,811	104,626	–	1,214	1,327

Units purchased	9,070	48,988	460	18,615	14,426	137,723	–	–
Units redeemed	(14,969)	(6,489)	(31)	(69,223)	(67,796)	(33,097)	(40)	(113)

Ending units	36,600	42,499	1,632	1,203	51,256	104,626	1,174	1,214

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	JanBal		JanForty		JanIntGroS2		LAGroInc
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$–	(2)	(4,199)	(17)	338	–	969	534
Realized gain (loss) on investments	19	148	17,771	–	7	–	2,515	290
Change in unrealized gain (loss) on investments	–	(219)	140,835	(5,728)	6,812	–	3,473	(3,613)
Reinvested capital gains	–	–	–	–	–	–	3,124	5,018

Net increase (decrease) in contract owners’ equity resulting from operations	19	(73)	154,407	(5,745)	7,157	–	10,081	2,229

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	222,225	–	12,000	–	12,550	7,495
Transfers between funds	–	–	48,949	1,578,150	35,337	–	(8,773)	–
Redemptions (note 3)	(19)	(5,301)	(268,588)	(142)	(78)	–	(1,247)	(3,013)
Adjustments to maintain reserves	–	(4)	(11)	7	13	–	11	(13)

Net equity transactions	(19)	(5,305)	2,575	1,578,015	47,272	–	2,541	4,469

Net change in contract owners’ equity	–	(5,378)	156,982	1,572,270	54,429	–	12,622	6,698
Contract owners’ equity beginning of period	–	5,378	1,572,270	–	–	–	85,784	79,086

Contract owners’ equity end of period	$–	–	1,729,252	1,572,270	54,429	–	98,406	85,784

CHANGES IN UNITS:
Beginning units	–	442	103,685	–	–	–	5,598	5,309

Units purchased	–	–	25,601	103,695	2,737	–	3,711	487
Units redeemed	–	(442)	(24,396)	(10)	(4)	–	(3,813)	(198)

Ending units	–	–	104,890	103,685	2,733	–	5,496	5,598

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	LAMidCapV		MFSValS		NBAMTFasc		NBAMTInt
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$1,035	671	2,948	936	(2,193)	(1,709)	(615)	(274)
Realized gain (loss) on investments	9,495	19,891	28,764	11,561	14,000	8,430	9,108	8,972
Change in unrealized gain (loss) on investments	9,164	(11,385)	76,118	8,261	2,468	8,921	63,409	30,879
Reinvested capital gains	54,654	34,810	19,003	10,391	14,631	2,342	2,813	1,620

Net increase (decrease) in contract owners’ equity resulting from operations	74,348	43,987	126,833	31,149	28,906	17,984	74,715	41,197

Equity transactions:
Purchase payments received from contract owners (note 3)	97,628	306,131	85,894	330,013	68,841	274,732	39,482	54,039
Transfers between funds	8,572	39,682	67,566	5,549	31,694	6,142	715,130	267,693
Redemptions (note 3)	(50,197)	(101,611)	(104,465)	(91,613)	(89,888)	(72,764)	(90,542)	(41,919)
Adjustments to maintain reserves	(63)	3	8	(15)	(25)	(19)	5,770	–

Net equity transactions	55,940	244,205	49,003	243,934	10,622	208,091	669,840	279,813

Net change in contract owners’ equity	130,288	288,192	175,836	275,083	39,528	226,075	744,555	321,010
Contract owners’ equity beginning of period	582,637	294,445	601,909	326,826	519,447	293,372	321,010	–

Contract owners’ equity end of period	$712,925	582,637	777,745	601,909	558,975	519,447	1,065,565	321,010

CHANGES IN UNITS:
Beginning units	33,604	18,301	39,338	22,640	35,403	20,482	27,390	–

Units purchased	7,435	22,718	12,492	23,776	9,052	20,788	55,403	36,479
Units redeemed	(4,254)	(7,415)	(9,499)	(7,078)	(8,131)	(5,867)	(8,853)	(9,089)

Ending units	36,785	33,604	42,331	39,338	36,324	35,403	73,940	27,390

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	NBAMTRegS		OppGlSec3		OppCapAp		OppGlSec
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$(73)	–	101	(1)	(888)	5,996	(3)	124
Realized gain (loss) on investments	(2,173)	–	8	–	46,284	18,303	4,924	1,305
Change in unrealized gain (loss) on investments	–	–	2,393	40	101,284	69,195	(3,722)	2,737
Reinvested capital gains	–	–	1,093	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(2,246)	–	3,595	39	146,680	93,494	1,199	4,166

Equity transactions:
Purchase payments received from contract owners (note 3)	7,000	–	25,850	2,534	266,074	1,022,203	–	10,190
Transfers between funds	(4,547)	–	17,851	–	24,103	(45,074)	(25,075)	–
Redemptions (note 3)	(207)	–	(648)	(21)	(319,845)	(262,979)	–	(11,440)
Adjustments to maintain reserves	–	–	(10)	(1)	(19)	(28)	4	(1)

Net equity transactions	2,246	–	43,043	2,512	(29,687)	714,122	(25,071)	(1,251)

Net change in contract owners’ equity	–	–	46,638	2,551	116,993	807,616	(23,872)	2,915
Contract owners’ equity beginning of period	–	–	2,551	–	1,856,447	1,048,831	23,872	20,957

Contract owners’ equity end of period	$–	–	49,189	2,551	1,973,440	1,856,447	–	23,872

CHANGES IN UNITS:
Beginning units	–	–	212	–	130,109	76,917	1,241	1,241

Units purchased	3,036	–	6,512	214	26,483	78,887	–	638
Units redeemed	(3,036)	–	(3,238)	(2)	(28,001)	(25,695)	(1,241)	(638)

Ending units	–	–	3,486	212	128,591	130,109	–	1,241

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	OppHighInc		OppMSt		OppMStSCap		PVITHighY
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$5,033	2,291	3	92	(3,171)	(3,878)	68,995	50,769
Realized gain (loss) on investments	(228)	57	1,401	93	71,757	36,498	6,285	1,941
Change in unrealized gain (loss) on investments	787	(1,638)	(767)	861	73,052	54,994	15,099	(19,878)
Reinvested capital gains	–	–	–	–	36,991	21,832	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,592	710	637	1,046	178,629	109,446	90,379	32,832

Equity transactions:
Purchase payments received from contract owners (note 3)	13,000	–	7,096	27,225	165,719	609,570	152,683	570,222
Transfers between funds	16,428	–	(3,823)	(13,405)	(25,120)	4,799	7,918	39,544
Redemptions (note 3)	(1,523)	(3,294)	(14,037)	(158)	(176,251)	(191,420)	(302,156)	(124,718)
Adjustments to maintain reserves	16	(8)	(4)	6	59	(56)	(91)	(179)

Net equity transactions	27,921	(3,302)	(10,768)	13,668	(35,593)	422,893	(141,646)	484,869

Net change in contract owners’ equity	33,513	(2,592)	(10,131)	14,714	143,036	532,339	(51,267)	517,701
Contract owners’ equity beginning of period	36,053	38,645	14,714	–	1,171,292	638,953	1,070,273	552,572

Contract owners’ equity end of period	$69,566	36,053	4,583	14,714	1,314,328	1,171,292	1,019,006	1,070,273

CHANGES IN UNITS:
Beginning units	2,551	2,786	1,018	–	62,725	37,448	71,777	38,412

Units purchased	3,305	–	676	2,035	13,870	39,415	11,377	43,592
Units redeemed	(1,344)	(235)	(1,419)	(1,017)	(15,163)	(14,138)	(20,299)	(10,227)

Ending units	4,512	2,551	275	1,018	61,432	62,725	62,855	71,777

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	PVITLowDur		PVITTotRet		TRowEqInc2		VKUSRealEst
Investment activity:	2006	2005	2006	2005	2006	2005	2006	2005
Net investment income (loss)	$60,555	50,010	119,512	56,735	342	–	6,816	6,448
Realized gain (loss) on investments	(6,666)	(15,000)	(23,930)	2,346	7	–	118,402	70,935
Change in unrealized gain (loss) on investments	1,817	(20,096)	(5,197)	(85,242)	3,145	–	131,400	39,153
Reinvested capital gains	–	4,257	17,667	45,050	1,488	–	64,932	21,087

Net increase (decrease) in contract owners’ equity resulting from operations	55,706	19,171	108,052	18,889	4,982	–	321,550	137,623

Equity transactions:
Purchase payments received from contract owners (note 3)	229,048	2,047,857	399,261	1,061,037	10,000	–	129,366	499,477
Transfers between funds	109,389	(1,094,660)	487,801	1,264,850	50,482	–	(194,400)	(83,495)
Redemptions (note 3)	(487,711)	(767,568)	(803,476)	(276,003)	(111)	–	(166,032)	(137,994)
Adjustments to maintain reserves	(161)	(171)	134	(883)	5	–	(27)	33

Net equity transactions	(149,435)	185,458	83,720	2,049,001	60,376	–	(231,093)	278,021

Net change in contract owners’ equity	(93,729)	204,629	191,772	2,067,890	65,358	–	90,457	415,644
Contract owners’ equity beginning of period	1,617,887	1,413,258	2,891,052	823,162	–	–	925,804	510,160

Contract owners’ equity end of period	$1,524,158	1,617,887	3,082,824	2,891,052	65,358	–	1,016,261	925,804

CHANGES IN UNITS:
Beginning units	153,951	135,231	252,413	73,293	–	–	41,247	26,488

Units purchased	52,582	228,472	84,043	204,713	5,218	–	5,427	26,779
Units redeemed	(66,589)	(209,752)	(76,440)	(25,593)	(9)	–	(13,758)	(12,020)

Ending units	139,944	153,951	260,016	252,413	5,209	–	32,916	41,247

(Continued)

NATIONWIDE VARIABLE ACCOUNT–13

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2006 and 2005

	VKCom		VKGrInc
Investment activity:	2006	2005	2006	2005
Net investment income (loss)	$–	(93)	9,821	5,667
Realized gain (loss) on investments	–	(689)	55,886	28,000
Change in unrealized gain (loss) on investments	–	–	50,370	49,176
Reinvested capital gains	–	–	84,566	21,663

Net increase (decrease) in contract owners’ equity resulting from operations	–	(782)	200,643	104,506

Equity transactions:
Purchase payments received from contract owners (note 3)	–	105	177,878	694,624
Transfers between funds	–	100,000	(50,684)	(22,815)
Redemptions (note 3)	–	(99,322)	(250,245)	(185,878)
Adjustments to maintain reserves	–	(1)	7	(54)

Net equity transactions	–	782	(123,044)	485,877

Net change in contract owners’ equity	–	–	77,599	590,383
Contract owners’ equity beginning of period	–	–	1,284,696	694,313

Contract owners’ equity end of period	$–	–	1,362,295	1,284,696

CHANGES IN UNITS:
Beginning units	–	–	78,812	46,642

Units purchased	–	9,878	12,172	46,991
Units redeemed	–	(9,878)	(18,833)	(14,821)

Ending units	–	–	72,151	78,812

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-13

NOTES TO FINANCIAL STATEMENTS

December 31, 2006 and 2005

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
Nationwide Variable Account-13 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on December 31, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

The initial deposits for this variable account were made on the last business day of 2002. As such, the Financial Highlights for 2002 represents the activity for one day.

(b)	The Contracts
Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

Contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds;

    AIM Variable Insurance Funds – AIM V.I. Basic Value Fund – Series I (AIMBValue)*

    AIM Variable Insurance Funds – AIM V.I. Capital Appreciation Fund – Series I (AIMCapAp)*

    AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I (AIMCapDev)

    AIM Variable Insurance Funds – AIM V.I. Dynamics Fund – Series I (AIMDyn)*

    AIM Variable Insurance Funds – AIM V.I. Small Cap Growth Fund – Series I (AIMSmCpGr)

        (formerly AIM Variable Insurance Funds – AIM V.I. Small Company Growth Fund – Series I)*

Portfolios of the AllianceBernstein Variable Products Series Fund Inc.;

    AllianceBernstein Variable Products Series Fund Inc. – Growth and Income Portfolio – Class A         (AlGrIncA)*

    AllianceBernstein Variable Products Series Fund Inc. – International Value Portfolio – Class A (AlIntlValA)

    AllianceBernstein Variable Products Series Fund Inc. – Real Estate Investment Portfolio – Class A         (AlRealEstA)*

    AllianceBernstein Variable Products Series Fund Inc. – Small-Mid Cap Value Portfolio – Class A         (AlSmMdCpA)*

Portfolios of the American Century Variable Portfolios Inc.;

    American Century Variable Portfolios Inc. – Income & Growth Fund – Class I (ACVPIncGr)*

    American Century Variable Portfolios Inc. – Inflation Protection Fund – Class II (ACVPInflPro2)*

    American Century Variable Portfolios Inc. – International Fund – Class I (ACVPInt)*

    American Century Variable Portfolios Inc. – Mid Cap Value Fund – Class I (ACVPMdCpV1)*

    American Century Variable Portfolios Inc. – Ultra® Fund – Class I (ACVPUltra)*

    American Century Variable Portfolios Inc. – Value Fund – Class I (ACVPVal)

    American Century Variable Portfolios Inc. – VistaSM Fund – Class I (ACVPVista1)*

Portfolios of the Dreyfus Investment Portfolios;

    Dreyfus Investment Portfolios – Emerging Markets Portfolio – Initial Shares (DryEmMkt)*

    Dreyfus Investment Portfolios – Small Cap Stock Index Portfolio – Service Shares (DrySmCapIxS)*

Dreyfus Stock Index Fund Inc. – Initial Shares (DryStkIx)

Portfolios of the Dreyfus Variable Investment Fund;

    Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares (DryVIFApp)

    Dreyfus Variable Investment Fund – Developing Leaders Portfolio – Initial Shares (DryVIFDevLd)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolio of the Federated Insurance Series;

    Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares (FedQualBd)

Portfolios of the Fidelity® Variable Insurance Products Fund;

    Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class (FidVIPEIS)

    Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class (FidVIPGrS)

    Fidelity® Variable Insurance Products Fund – Money Market Portfolio – Service Class 2 (FidVIPMMktS2)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class (FidVIPOvS)

    Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R (FidVIPOvSR)

Portfolios of the Fidelity® Variable Insurance Products Fund II;

    Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class (FidVIPConS)

    Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio –

        Service Class (FidVIPIGBdS)

Portfolio of the Fidelity® Variable Insurance Products Fund III;

    Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class (FidVIPMCapS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust;

    Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund –

        Class 2 (FrVIPSmCapV2)

    Franklin Templeton Variable Insurance Products Trust – Franklin US Government Fund –

        Class 2 (FrVIPUSGov2)*

    Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securites Fund –

        Class 2 (FrVIPDevMrk2)

    Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund –

        Class 3 (FrVIPDevMrk3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 2 (FrVIPForSec2)

    Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund –

        Class 3 (FrVIPForSec3)

    Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund –

        Class 3 (FrVIPGlInc3)*

    Franklin Templeton Variable Insurance Products Trust – Templeton Growth Securities Fund –

        Class 2 (FrVIPGroSec2)

Portfolios of the Janus Aspen Series;

    Janus Aspen Series – Balanced Portfolio – Service Shares (JanBal)*

    Janus Aspen Series – Forty Portfolio – Service Shares (JanForty)

    Janus Aspen Series – Fundamental Equity Portfolio – Service Shares (JanFundEq)

        (formerly Janus Aspen Series – Core Equity Portfolio – Service Shares)*

    Janus Aspen Series – International Growth Portfolio – Service II Shares (JanIntGroS2)

    Janus Aspen Series – International Growth Portfolio – Service Shares (JanIntGro)*

Portfolios of the Legg Mason Partners Variable Portfolios I Inc.;

    Legg Mason Partners Variable Portfolios I Inc. – Large Cap Growth Portfolio – Class II (LMVPLrgCp)

        (formerly Salomon Brothers Variable Series Funds Inc. – Large Cap Growth Fund – Class II)*

    Legg Mason Partners Variable Portfolios I Inc. – Small Cap Growth Portfolio – Class II (LMVPSmCp)

        (formerly Salomon Brothers Variable Series Funds Inc. – Small Cap Growth Fund – Class II)*

Lord Abbett Series Growth and Income Fund – Class VC (LAGroInc)

Lord Abbett Series Mid Cap Value Fund – Class VC (LAMidCapV)

Portfolios of the MFS Variable Insurance Trust;

    MFS Variable Insurance Trust – Investors Growth Stock Series – Service Class (MFSInvGrStS)*

    MFS Variable Insurance Trust – Value Series – Service Class (MFSValS)

Portfolios of the Neuberger Berman Advisers Management Trust;

    Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S (NBAMTFasc)

    Neuberger Berman Advisers Management Trust – International Portfolio – Class S (NBAMTInt)

    Neuberger Berman Advisers Management Trust – Limited Maturity Bond Portfolio –

        Class I (NBAMTLMat)*

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

    Neuberger Berman Advisers Management Trust – Mid Cap Growth Portfolio –

        I Class Shares (NBAMTMCGr)*

    Neuberger Berman Advisers Management Trust – Regency Portfolio – Class S (NBAMTRegS)*

Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)

Portfolios of the Oppenheimer Variable Account Funds;

    Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA –

        Non-Service Shares (OppCapAp) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Capital Appreciation Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA –

        Non-Service Shares (OppGlSec) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Global Securities Fund/VA – Initial Class)*

    Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA –

        Non-Service Shares (OppHighInc) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer High Income Fund/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street®Fund/VA –

        Non-Service Shares (OppMSt) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Fund®/VA – Initial Class)

    Oppenheimer Variable Account Funds – Oppenheimer Main Street®Small Cap Fund/VA –

        Non-Service Shares (OppMStSCap) (formerly Oppenheimer Variable Account Funds –

            Oppenheimer Main Street Small Cap Fund®/VA – Initial Class)

Portfolios of the PIMCO Variable Insurance Trust;

    PIMCO Variable Insurance Trust – PIMCO VIT High Yield Portfolio – Administrative Shares (PVITHighY)

    PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio –

        Administrative Shares (PVITLowDur)

    PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio –

        Administrative Shares (PVITTotRet)

Portfolios of the Putnam Variable Trust;

    Putnam Variable Trust – Putnam VT Growth & Income Fund – IB Shares (PVTGroInc)*

    Putnam Variable Trust – Putnam VT International Equity Fund – IB Shares (PVTIntEq)*

    Putnam Variable Trust – Putnam VT Small Cap Value Fund – IB Shares (PVTSmCapVal)*

    Putnam Variable Trust – Putnam VT Voyager Fund – IB Shares (PVTVoyII)*

T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)*

T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)

Portfolios of the Van Kampen – The Universal Institutional Funds Inc.;

    Van Kampen – The Universal Institutional Funds Inc. – Emerging Markets Debt Portfolio –

        Class I (VKEmMkt)*

    Van Kampen – The Universal Institutional Funds Inc. – U.S. Real Estate Portfolio –

        Class I (VKUSRealEst)

Portfolios of the Van Kampen Life Investment Trust;

    Van Kampen Life Investment Trust – Comstock Portfolio – Class I (VKCom)*

    Van Kampen Life Investment Trust – Growth and Income Portfolio – Class I (VKGrInc)

*At December 31, 2006, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity for premiums applied and subsequently reversed and related gain realized by the contract owner, or a realized gain resulting from transfers made into and out of the fund within the current period, if applicable.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2006 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	New Accounting Pronouncement
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standard (SFAS) 157. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Accounts’ financial position or results of their operations upon adoption.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted upon surrender of the contract.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account-13 Options

BOA Advisor
Variable Account Charges – Recurring	0.35%
Death Benefit Options:
One-Year Enhanced	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 81st birthday less surrenders.

Maximum Variable Account Charges*	0.55%

*	When maximum options are utilized.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2006:

	Total	AIMCapDev	AlIntlValA	AlRealEstA	AlSmMdCpA	ACVPInflPro2	ACVPUltra	ACVPVal
0.35%	$61,316	1,545	142	2	56	5,407	4	221
0.55%	37,364	889	–	–	–	4,037	–	24

Totals	$98,680	2,434	142	2	56	9,444	4	245

	DryStkIx	DryVIFApp	FedQualBd	FidVIPEIS	FidVIPGrS	FidVIPMMktS2	FidVIPOvS	FidVIPOvSR
0.35%	$228	4,351	30	80	4	1,500	1	3,799
0.55%	–	2,567	–	42	8	1,598	5	2,213

Totals	$228	6,918	30	122	12	3,098	6	6,012

	FidVIPConS	FidVIPIGBdS	FidVIPMCapS	FrVIPSmCapV2	FrVIPUSGov2	FrVIPDevMrk2	FrVIPDevMrk3	FrVIPForSec2
0.35%	$201	140	180	112	118	24	1,625	78
0.55%	–	27	–	24	–	13	653	5

Totals	$201	167	180	136	118	37	2,278	83

	FrVIPForSec3	FrVIPGroSec2	JanBal	JanForty	JanIntGroS2	LAGroInc	LAMidCapV	MFSValS
0.35%	$3,147	52	–	4,290	46	153	1,765	1,721
0.55%	1,818	34	–	2,408	–	44	708	978

Totals	$4,965	86	–	6,698	46	197	2,473	2,699

	NBAMTFasc	NBAMTInt	NBAMTRegS	OppGlSec3	OppCapAp	OppGlSec	OppHighInc	OppMSt
0.35%	$1,367	986	73	108	4,876	3	208	3
0.55%	826	391	–	–	2,782	–	59	6

Totals	$2,193	1,377	73	108	7,658	3	267	9

	OppMStSCap	PVITHighY	PVITLowDur	PVITTotRet	TRowEqInc2	VKUSRealEst	VKGrInc
0.35%	$3,304	2,489	3,719	7,140	63	2,550	3,405
0.55%	1,741	1,941	2,934	5,110	–	1,449	2,030

Totals	$5,045	4,430	6,653	12,250	63	3,999	5,435

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2006 and 2005, total transfers to the Account from the fixed account were $0 and $10,933, respectively, and total transfers from the Account to the fixed account were $0 and $11,676, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the four-year period ended December 31, 2006 and for December 31, 2002 (commencement of operations). Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
AIM Variable Insurance Funds – AIM V.I. Capital Development Fund – Series I
2006	0.35% to 0.55%	34,382	$ 20.06 to 19.90	$ 688,595	0.00%	16.11% to 15.88%
2005	0.35% to 0.55%	32,359	17.28 to 17.17	558,168	0.00%	9.22% to 9.00%
2004	0.35% to 0.55%	21,253	15.82 to 15.75	335,967	0.00%	15.10% to 14.86%
2003	0.35% to 0.55%	4,212	13.75 to 13.71	57,861	0.00%	34.88% to 34.61%
2002	0.55%	491	10.19	5,002	0.00%	0.00%

AllianceBernstein Variable Products Series Fund, Inc. – International Value Portfolio – Class A
2006	0.35%	1,552	29.27	45,429	1.40%	34.96%
2005	0.35%	1,672	21.69	36,264	0.80%	16.38%
2004	0.35%	1,672	18.64	31,160	0.02%	24.76%
2003	0.35% to 0.55%	5,292	14.94 to 14.90	78,990	0.17%	43.86% to 43.57%
2002	0.55%	722	10.38	7,495	0.00%	0.00%

AllianceBernstein Variable Products Series Fund, Inc. – Real Estate Investment Portfolio – Class A
2005	0.35%	912	21.68	19,769	2.87%	11.28%
2004	0.35%	797	19.48	15,525	0.00%	35.15%

AllianceBernstein Variable Products Series Fund, Inc. – Small-Mid Cap Value Portfolio – Class A
2005	0.35%	1,986	18.96	37,662	0.84%	6.54%
2004	0.35%	1,724	17.80	30,686	0.00%	18.89%

American Century Variable Portfolios, Inc. – Inflation Protection Fund – Class II
2006	0.35% to 0.55%	193,573	11.37 to 11.28	2,196,709	3.34%	1.23% to 1.03%
2005	0.35% to 0.55%	205,890	11.23 to 11.16	2,307,446	4.54%	1.21% to 1.01%
2004	0.35% to 0.55%	90,590	11.10 to 11.05	1,004,099	5.40%	5.44% to 5.23%
2003	0.35% to 0.55%	20,698	10.52 to 10.50	217,659	1.06%	5.24% to 5.03%
2002	0.55%	1,750	10.00	17,500	0.00%	0.00%

American Century Variable Portfolios, Inc. – Ultra® Fund – Class I
2005	0.35%	2,643	13.66	36,101	0.00%	1.81%
2004	0.35%	2,286	13.42	30,670	0.00%	10.29%

American Century Variable Portfolios, Inc. – Value Fund – Class I
2006	0.35% to 0.55%	4,021	18.69 to 18.54	75,115	1.44%	18.24% to 18.00%
2005	0.35% to 0.55%	2,917	15.81 to 15.71	46,084	1.19%	4.67% to 4.46%
2004	0.35% to 0.55%	1,494	15.10 to 15.04	22,544	0.00%	13.93% to 13.70%

Dreyfus Investment Portfolios – Emerging Markets Portfolio – Initial Shares
2002	0.55%	287	10.46	3,003	0.00%	0.00%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2006	0.35%	5,123	16.90	86,593	2.22%	15.09%
2005	0.35%	1,279	14.69	18,783	1.60%	4.33%
2004	0.35%	1,286	14.08	18,103	3.39%	10.25%

Dreyfus Variable Investment Fund – Appreciation Portfolio – Initial Shares
2006	0.35% to 0.55%	115,323	15.12 to 15.00	1,740,931	1.52%	16.07% to 15.84%
2005	0.35% to 0.55%	125,771	13.03 to 12.95	1,635,800	0.02%	4.01% to 3.81%
2004	0.35% to 0.55%	69,765	12.53 to 12.47	873,149	2.99%	4.68% to 4.47%
2003	0.35% to 0.55%	13,335	11.97 to 11.94	159,453	2.22%	20.75% to 20.50%
2002	0.55%	833	9.91	8,254	0.00%	0.00%

Federated Insurance Series – Federated Quality Bond Fund II – Primary Shares
2006	0.35%	2,661	11.52	30,660	0.00%	3.79%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Fidelity® Variable Insurance Products Fund – Equity-Income Portfolio – Service Class
2006	0.35% to 0.55%	1,813	$ 18.63 to 18.47	$ 33,701	3.10%	19.66% to 19.42%
2005	0.35% to 0.55%	1,877	15.57 to 15.47	29,174	1.55%	5.39% to 5.18%
2004	0.35% to 0.55%	2,060	14.77 to 14.71	30,399	0.00%	10.99% to 10.77%

Fidelity® Variable Insurance Products Fund – Growth Portfolio – Service Class
2006	0.35%	505	14.93	7,539	0.15%	6.36%
2005	0.35% to 0.55%	1,084	14.04 to 13.95	15,128	0.88%	5.30% to 5.09%
2004	0.35% to 0.55%	67,988	13.33 to 13.27	905,459	0.06%	2.90% to 2.70%
2003	0.35% to 0.55%	12,086	12.95 to 12.92	156,431	0.00%	32.32% to 32.05%

Fidelity® Variable Insurance Products Fund – Money Market Portfolio – Service Class 2
2006	0.35% to 0.55%	43,162	10.80 to 10.71	465,232	4.51%	4.26% to 4.06%
2005	0.35% to 0.55%	93,161	10.35 to 10.29	962,223	2.64%	2.43% to 2.22%
2004	0.35% to 0.55%	66,129	10.11 to 10.07	667,701	0.78%	0.60% to 0.40%
2003	0.35% to 0.55%	10,754	10.05 to 10.03	108,017	0.50%	0.39% to 0.19%
2002	0.55%	1,274	10.01	12,749	0.00%	0.00%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class
2006	0.35%	417	22.71	9,468	0.00%	17.54%
2004	0.35% to 0.55%	58,722	16.29 to 16.23	956,056	0.44%	13.09% to 12.86%
2003	0.35% to 0.55%	13,136	14.41 to 14.38	189,116	0.00%	42.70% to 42.42%

Fidelity® Variable Insurance Products Fund – Overseas Portfolio – Service Class R
2006	0.35% to 0.55%	86,943	14.66 to 14.61	1,273,494	0.90%	17.54% to 17.30%
2005	0.35% to 0.55%	115,078	12.47 to 12.45	1,434,600	0.00%	24.71% to 24.54%	(a)	(b)

Fidelity® Variable Insurance Products Fund II – Contrafund® Portfolio – Service Class
2006	0.35%	3,357	19.12	64,190	2.07%	11.20%

Fidelity® Variable Insurance Products Fund II – Investment Grade Bond Portfolio – Service Class
2006	0.35% to 0.55%	3,954	11.73 to 11.64	46,350	3.83%	3.94% to 3.73%
2005	0.35% to 0.55%	4,027	11.29 to 11.22	45,429	3.67%	1.72% to 1.52%
2004	0.35% to 0.55%	4,249	11.10 to 11.05	47,132	0.00%	3.95% to 3.75%

Fidelity® Variable Insurance Products Fund III – Mid Cap Portfolio – Service Class
2006	0.35%	4,658	13.58	63,252	0.39%	12.20%

Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund – Class 2
2006	0.35% to 0.55%	1,808	21.53 to 21.36	38,894	0.65%	16.57% to 16.34%
2005	0.35% to 0.55%	1,841	18.47 to 18.36	33,982	0.76%	8.39% to 8.17%
2004	0.35% to 0.55%	1,938	17.04 to 16.97	33,014	0.31%	23.31% to 23.07%

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securites Fund – Class 2
2006	0.35% to 0.55%	446	31.50 to 31.24	14,027	0.94%	27.64% to 27.39%
2005	0.35% to 0.55%	357	24.68 to 24.52	8,797	3.16%	26.98% to 26.73%
2004	0.35% to 0.55%	11,584	19.44 to 19.35	225,024	0.44%	24.27% to 24.03%
2003	0.35% to 0.55%	2,343	15.64 to 15.60	36,612	0.00%	52.46% to 52.15%

Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund – Class 3
2006	0.35% to 0.55%	36,600	16.32 to 16.26	596,719	1.30%	27.72% to 27.46%
2005	0.35% to 0.55%	42,499	12.77 to 12.76	542,769	0.23%	27.75% to 27.58%	(a)	(b)

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 2
2006	0.35%	1,632	20.87	34,052	1.02%	21.02%
2005	0.35% to 0.55%	1,203	17.24 to 17.13	20,741	2.96%	9.78% to 9.56%
2004	0.35% to 0.55%	51,811	15.70 to 15.64	813,015	1.16%	18.11% to 17.88%

Franklin Templeton Variable Insurance Products Trust – Templeton Foreign Securities Fund – Class 3
2006	0.35% to 0.55%	51,256	13.63 to 13.59	698,219	1.77%	21.04% to 20.79%
2005	0.35% to 0.55%	104,626	11.26 to 11.25	1,177,894	0.32%	12.62% to 12.47%	(a)	(b)

Franklin Templeton Variable Insurance Products Trust – Templeton Growth Securities Fund – Class 2
2006	0.35% to 0.55%	1,174	20.20 to 20.04	23,659	1.31%	21.38% to 21.14%
2005	0.35% to 0.55%	1,214	16.64 to 16.54	20,168	1.14%	8.48% to 8.27%
2004	0.35% to 0.55%	1,327	15.34 to 15.28	20,335	2.11%	15.62% to 15.39%

Janus Aspen Series – Balanced Portfolio – Service Shares
2004	0.35%	442	12.17	5,378	5.43%	7.91%

Janus Aspen Series – Forty Portfolio – Service Shares
2006	0.35% to 0.55%	104,890	16.52 to 16.38	1,729,252	0.15%	8.74% to 8.52%
2005	0.35% to 0.55%	103,685	15.19 to 15.09	1,572,270	0.00%	12.16% to 11.94%
2002	0.55%	1,014	9.61	9,747	0.00%	0.00%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Janus Aspen Series – International Growth Portfolio – Service II Shares
2006	0.35%	2,733	$ 19.92	$ 54,429	1.41%	46.18%

Janus Aspen Series – International Growth Portfolio – Service Shares
2002	0.55%	746	10.05	7,495	0.00%	0.00%

Lord Abbett Series Growth and Income Fund – Class VC
2006	0.35% to 0.55%	5,496	17.92 to 17.77	98,406	1.27%	16.86% to 16.63%
2005	0.35% to 0.55%	5,598	15.33 to 15.24	85,784	1.00%	2.89% to 2.68%
2004	0.35% to 0.55%	5,309	14.90 to 14.84	79,086	1.58%	12.26% to 12.03%

Lord Abbett Series Mid Cap Value Fund – Class VC
2006	0.35% to 0.55%	36,785	19.41 to 19.25	712,925	0.54%	11.84% to 11.62%
2005	0.35% to 0.55%	33,604	17.36 to 17.25	582,637	0.58%	7.84% to 7.63%
2004	0.35% to 0.55%	18,301	16.10 to 16.03	294,445	0.48%	23.61% to 23.36%
2003	0.35% to 0.55%	3,281	13.02 to 12.99	42,696	1.08%	24.32% to 24.07%
2002	0.55%	501	10.47	5,247	0.00%	0.00%

MFS Variable Insurance Trust – Value Series – Service Class
2006	0.35% to 0.55%	42,331	18.41 to 18.25	777,745	0.82%	20.08% to 19.84%
2005	0.35% to 0.55%	39,338	15.33 to 15.23	601,909	0.63%	6.09% to 5.88%
2004	0.35% to 0.55%	22,640	14.45 to 14.39	326,826	0.23%	14.42% to 14.19%
2003	0.35% to 0.55%	3,779	12.63 to 12.60	47,680	0.02%	24.27% to 24.02%
2002	0.55%	148	10.16	1,503	0.00%	0.00%

Neuberger Berman Advisers Management Trust – Fasciano Portfolio – Class S
2006	0.35% to 0.55%	36,324	15.42 to 15.29	558,975	0.00%	4.88% to 4.67%
2005	0.35% to 0.55%	35,403	14.70 to 14.61	519,447	0.00%	2.54% to 2.33%
2004	0.35% to 0.55%	20,482	14.34 to 14.27	293,372	0.00%	11.49% to 11.26%
2003	0.35% to 0.55%	3,163	12.86 to 12.83	40,640	0.00%	24.63% to 24.38%
2002	0.55%	170	10.32	1,754	0.00%	0.00%

Neuberger Berman Advisers Management Trust – International Portfolio – Class S
2006	0.35% to 0.55%	73,940	14.42 to 14.37	1,065,565	0.11%	23.02% to 22.78%
2005	0.35% to 0.55%	27,390	11.72 to 11.71	321,010	0.23%	17.23% to 17.07%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 3
2006	0.35%	3,486	14.11	49,189	0.81%	17.28%
2005	0.35%	212	12.03	2,551	0.00%	20.32%	(a) (b)

Oppenheimer Variable Account Funds – Oppenheimer Capital Appreciation Fund/VA – Non-Service Shares
2006	0.35% to 0.55%	128,591	15.38 to 15.25	1,973,440	0.35%	7.57% to 7.36%
2005	0.35% to 0.55%	130,109	14.29 to 14.20	1,856,447	0.84%	4.73% to 4.52%
2004	0.35% to 0.55%	76,917	13.65 to 13.59	1,048,831	0.14%	6.56% to 6.35%
2003	0.35% to 0.55%	14,790	12.81 to 12.78	189,257	0.04%	30.49% to 30.22%
2002	0.55%	917	9.81	8,998	0.00%	0.00%

Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA – Non-Service Shares
2005	0.35%	1,241	19.24	23,872	0.96%	13.91%
2004	0.35%	1,241	16.89	20,957	0.00%	18.75%

Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA – Non-Service Shares
2006	0.35% to 0.55%	4,512	15.44 to 15.31	69,566	10.04%	9.04% to 8.82%
2005	0.35% to 0.55%	2,551	14.16 to 14.07	36,053	6.54%	1.96% to 1.75%
2004	0.35% to 0.55%	2,786	13.89 to 13.83	38,645	0.00%	8.59% to 8.37%

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Fund/VA – Non-Service Shares
2006	0.35%	275	16.67	4,583	0.12%	14.62%
2005	0.35% to 0.55%	1,018	14.54 to 14.45	14,714	1.62%	5.61% to 5.39%

Oppenheimer Variable Account Funds – Oppenheimer Main Street® Small Cap Fund/VA – Non-Service Shares
2006	0.35% to 0.55%	61,432	21.43 to 21.26	1,314,328	0.15%	14.60% to 14.37%
2005	0.35% to 0.55%	62,725	18.70 to 18.59	1,171,292	0.00%	9.54% to 9.32%
2004	0.35% to 0.55%	37,448	17.07 to 17.00	638,953	0.00%	19.00% to 18.76%
2003	0.35% to 0.55%	6,989	14.35 to 14.32	100,212	0.00%	43.86% to 43.57%
2002	0.55%	401	9.97	3,999	0.00%	0.00%

PIMCO Variable Insurance Trust – PIMCO VIT High Yield Portfolio – Administrative Shares
2006	0.35% to 0.55%	62,855	16.24 to 16.11	1,019,006	7.03%	8.69% to 8.47%
2005	0.35% to 0.55%	71,777	14.94 to 14.85	1,070,273	6.68%	3.75% to 3.54%
2004	0.35% to 0.55%	38,412	14.40 to 14.34	552,572	5.03%	9.14% to 8.92%
2003	0.35% to 0.55%	5,561	13.20 to 13.17	73,320	4.06%	22.42% to 22.17%
2002	0.55%	487	10.78	5,249	0.00%	0.00%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-13 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
PIMCO Variable Insurance Trust – PIMCO VIT Low Duration Portfolio – Administrative Shares
2006	0.35% to 0.55%	139,944	$ 10.91 to 10.82	$1,524,158	4.28%	3.60% to 3.39%
2005	0.35% to 0.55%	153,951	10.53 to 10.47	1,617,887	3.86%	0.65% to 0.45%
2004	0.35% to 0.55%	135,231	10.46 to 10.42	1,413,258	0.50%	1.48% to 1.28%

PIMCO Variable Insurance Trust – PIMCO VIT Total Return Portfolio – Administrative Shares
2006	0.35% to 0.55%	260,016	11.88 to 11.78	3,082,824	4.41%	3.48% to 3.28%
2005	0.35% to 0.55%	252,413	11.48 to 11.41	2,891,052	3.44%	2.07% to 1.86%
2004	0.35% to 0.55%	73,293	11.25 to 11.20	823,162	1.27%	4.51% to 4.30%
2003	0.35% to 0.55%	20,255	10.76 to 10.73	217,749	1.39%	4.67% to 4.46%
2002	0.55%	1,070	10.28	10,995	0.00%	0.00%

T. Rowe Price Equity Income Portfolio – II
2006	0.35%	5,209	12.55	65,358	1.24%	18.23%

Van Kampen – The Universal Institutional Funds, Inc. – Emerging Markets Debt Portfolio – Class I
2003	0.35% to 0.55%	6,890	13.37 to 13.34	92,048	0.00%	27.42% to 27.16%
2002	0.55%	286	10.49	3,000	0.00%	0.00%

Van Kampen – The Universal Institutional Funds, Inc. – U.S. Real Estate Portfolio – Class I
2006	0.35% to 0.55%	32,916	30.93 to 30.68	1,016,261	1.11%	37.56% to 37.29%
2005	0.35% to 0.55%	41,247	22.48 to 22.34	925,804	1.33%	16.64% to 16.41%
2004	0.35% to 0.55%	26,488	19.28 to 19.19	510,160	1.53%	35.92% to 35.65%
2003	0.35% to 0.55%	5,737	14.18 to 14.15	81,301	0.00%	37.03% to 36.76%
2002	0.55%	483	10.35	4,998	0.00%	0.00%

Van Kampen Life Investment Trust – Growth and Income Portfolio – Class I
2006	0.35% to 0.55%	72,151	18.92 to 18.76	1,362,295	1.15%	15.83% to 15.60%
2005	0.35% to 0.55%	78,812	16.33 to 16.23	1,284,696	1.00%	9.60% to 9.38%
2004	0.35% to 0.55%	46,642	14.90 to 14.84	694,313	0.42%	13.98% to 13.75%
2003	0.35% to 0.55%	7,868	13.07 to 13.04	102,764	0.15%	27.58% to 27.33%
2002	0.55%	781	10.24	8,000	0.00%	0.00%

2006 Contract owners’ equity				$24,711,133

2005 Contract owners’ equity				$23,564,680

2004 Contract owners’ equity				$12,799,996

2003 Contract owners’ equity				$1,991,806

2002 Contract owners’ equity				$124,988

*
This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. For 2002, no purchase payments were received in the Account prior to the last business day of the reporting period, therefore calculation and presentation of the Investment Income Ratio are not applicable.

***
This represents the range of minimum and maximum total returns for the underlying mutual fund option for the period indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)
Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company) as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio March 1, 2007

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Income

(in millions)

	Years ended December 31,
	2006	2005	2004
Revenues:
Policy charges	$1,132.6	$1,055.1	$1,025.2
Traditional life insurance and immediate annuity premiums	308.3	260.0	270.4
Net investment income	2,058.5	2,105.2	2,000.5
Net realized gains (losses) on investments, hedging instruments and hedged items	7.1	10.6	(36.4)
Other income	0.2	2.2	9.8

Total revenues	3,506.7	3,433.1	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	1,330.1	1,331.0	1,277.2
Life insurance and annuity benefits	450.3	377.5	369.2
Policyholder dividends on participating policies	25.6	33.1	36.2
Amortization of deferred policy acquisition costs	450.3	466.3	410.1
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)	65.5	66.3	59.8
Other operating expenses	531.8	538.8	582.0

Total benefits and expenses	2,853.6	2,813.0	2,734.5

Income from continuing operations before federal income tax expense	653.1	620.1	535.0
Federal income tax expense	30.6	95.6	120.0

Income from continuing operations	622.5	524.5	415.0
Cumulative effect of adoption of accounting principle, net of taxes	—	—	(3.3)

Net income	$622.5	$524.5	$411.7

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except per share amounts)

	December 31,
	2006	2005
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $25,197.2 in 2006; $26,658.9 in 2005)	$25,275.4	$27,198.1
Equity securities (cost $28.5 in 2006; $35.1 in 2005)	34.4	42.1
Mortgage loans on real estate, net	8,202.2	8,458.9
Real estate, net	54.8	84.9
Policy loans	639.2	604.7
Other long-term investments	598.9	641.5
Short-term investments, including amounts managed by a related party	1,722.0	1,596.6

Total investments	36,526.9	38,626.8

Cash	0.5	0.9
Accrued investment income	323.6	344.0
Deferred policy acquisition costs	3,758.0	3,597.9
Other assets	2,001.5	1,699.1
Assets held in separate accounts	67,351.9	62,689.8

Total assets	$109,962.4	$106,958.5

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$34,409.4	$35,941.1
Short-term debt	75.2	242.3
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	2,988.1	3,130.1
Liabilities related to separate accounts	67,351.9	62,689.8

Total liabilities	105,524.6	102,703.3

Shareholder’s equity:
Common stock, $1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	4,130.9	3,883.4
Accumulated other comprehensive income	28.7	93.6

Total shareholder’s equity	4,437.8	4,255.2

Total liabilities and shareholder’s equity	$109,962.4	$106,958.5

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Shareholder’s Equity

(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2003	$3.8	$271.3	$3,257.2	$467.3	$3,999.6

Comprehensive income:
Net income	—	—	411.7	—	411.7
Other comprehensive loss, net of taxes	—	—	—	(73.5)	(73.5)

Total comprehensive income					338.2

Capital contributed by NFS	—	3.1	—	—	3.1
Dividends to NFS	—	—	(125.0)	—	(125.0)

Balance as of December 31, 2004	3.8	274.4	3,543.9	393.8	4,215.9

Comprehensive income:
Net income	—	—	524.5	—	524.5
Other comprehensive loss, net of taxes	—	—	—	(300.2)	(300.2)

Total comprehensive income					224.3

Dividends to NFS	—	—	(185.0)	—	(185.0)

Balance as of December 31, 2005	3.8	274.4	3,883.4	93.6	4,255.2

Comprehensive income:
Net income	—	—	622.5	—	622.5
Other comprehensive loss, net of taxes	—	—	—	(64.9)	(64.9)

Total comprehensive income					557.6

Dividends to NFS	—	—	(375.0)	—	(375.0)

Balance as of December 31, 2006	$3.8	$274.4	$4,130.9	$28.7	$4,437.8

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Years ended December 31,
	2006	2005	2004
Cash flows from operating activities:
Net income	$622.5	$524.5	$411.7
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(7.1)	(10.6)	36.4
Interest credited to policyholder account values	1,330.1	1,331.0	1,277.2
Capitalization of deferred policy acquisition costs	(569.6)	(460.5)	(496.4)
Amortization of deferred policy acquisition costs	450.3	466.3	410.1
Amortization and depreciation	46.6	65.6	73.0
(Increase) decrease in other assets	(298.0)	591.0	(303.5)
Increase (decrease) in policy and other liabilities	225.7	(511.1)	324.4
Other, net	0.1	(114.9)	1.5

Net cash provided by operating activities	1,800.6	1,881.3	1,734.4

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	5,128.6	4,198.5	3,099.4
Proceeds from sale of securities available-for-sale	2,267.3	2,619.7	2,485.5
Proceeds from repayments or sales of mortgage loans on real estate	2,430.8	2,854.6	1,920.9
Cost of securities available-for-sale acquired	(5,658.9)	(6,924.1)	(6,291.4)
Cost of mortgage loans on real estate originated or acquired	(2,180.4)	(2,524.9)	(2,169.9)
Net (increase) decrease in short-term investments	(125.4)	56.9	205.9
Collateral (paid) received - securities lending, net	(332.6)	36.6	89.4
Other, net	52.1	121.6	(357.2)

Net cash provided by (used in) investing activities	1,581.5	438.9	(1,017.4)

Cash flows from financing activities:
Net (decrease) increase in short-term debt	(167.1)	27.3	15.2
Capital contributed by NFS	—	—	3.1
Cash dividends paid to NFS	(375.0)	(185.0)	(125.0)
Investment and universal life insurance product deposits	3,400.8	2,845.4	3,561.6
Investment and universal life insurance product withdrawals	(6,241.2)	(5,022.5)	(4,156.5)

Net cash used in financing activities	(3,382.5)	(2,334.8)	(701.6)

Net (decrease) increase in cash	(0.4)	(14.6)	15.4
Cash, beginning of period	0.9	15.5	0.1

Cash, end of period	$0.5	$0.9	$15.5

See accompanying notes to consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2006, 2005 and 2004

(1)	Nature of Operations
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2006 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.

The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public sector group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers and TBG Insurance Services Corporation d/b/a TBG Financial (TBG Financial) through its joint venture with MC Insurance Agency Services, LLC d/b/a Mullin Consulting. The Company also distributes products through the NMIC agency distribution force.

As of December 31, 2006 and 2005, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP).

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.

The Company’s most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition (DAC) for investment and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; the liability for future policy benefits and claims; and federal income tax provision. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

(a) Consolidation Policy

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(b) Valuation of Investments, Investment Income and Related Gains and Losses

The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2006, 71% of the fair values of fixed maturity securities were obtained from independent pricing services, 20% from the Company’s pricing matrices and 9% from other sources compared to 72%, 20% and 8%, respectively, in 2005.

Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.

Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2006, the Company had a diversified portfolio with no more than 25.5% of the mortgage loan portfolio in any geographic region of the U.S. and no more than 2.6% with any one borrower, compared to 23.8% and 1.6%, respectively, as of December 31, 2005. As of December 31, 2006 and 2005, 33.4% and 32.0% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.

Real estate to be held and used is carried at cost less accumulated depreciation. Real estate designated as held for disposal is not depreciated and is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(c) Derivative Instruments

Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they are part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(d) Revenues and Benefits

Investment and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

(e) Deferred Policy Acquisition Costs for Investment and Universal Life Insurance Products

The Company has deferred certain costs of acquiring investment and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing in the year of policy issuance and loss recognition testing at the end of each reporting period.

For investment and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard & Poor’s (S&P) 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or future assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense, which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

For other investment and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC true-up and unlocking adjustments are reflected currently in the consolidated statements of income.

(f) Separate Accounts

Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned, and (2) the activity related to guaranteed contracts, which are riders to existing variable annuity contracts.

(g) Future Policy Benefits and Claims

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).

The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.

The Company’s liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations and are considered annuity contracts under Ohio insurance laws.

The liability for future policy benefits and claims for traditional life insurance policies was calculated by the net level premium method using interest rates varying from 2.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.

The liability for future policy benefits for payout annuities was calculated using the present value of future benefits and maintenance costs discounted using interest rates varying generally from 3.0% to 13.0%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(h) Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 8% in 2006 (10% in 2005 and 11% in 2004) of the Company’s life insurance in force, 50% of the number of life insurance policies in force in 2006 (52% in 2005 and 55% in 2004) and 5% of life insurance statutory premiums in 2006 (5% in 2005 and 7% in 2004). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

(i) Federal Income Taxes

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Management evaluates the appropriateness of such reserves quarterly based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service (IRS) or the tax courts.

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

(j) Reinsurance Ceded

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.

(k) Reclassification

Certain items in the 2005 and 2004 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(3)	Recently Issued Accounting Standards
In February 2007, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company currently is evaluating the impact of adopting SFAS 159.

In September 2006, the FASB issued SFAS No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans – an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. If in the last quarter of the preceding fiscal year an employer enters into a transaction that results in a settlement or experiences an event that causes a curtailment of the plan, the related gain or loss pursuant to Statement 88 or 106 is required to be recognized in earnings that quarter. The adoption of SFAS 158 did not have a material impact on the Company’s financial position or results of operations.

In September 2006, the FASB issued SFAS 157. SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. A registrant applying the new guidance for the first time that identifies material errors in existence at the beginning of the first fiscal year ending after November 15, 2006, may correct those errors through a one-time cumulative effect adjustment to beginning-of-year retained earnings. The cumulative effect alternative is available only if the application of the new guidance results in a conclusion that a material error exists as of the beginning of the first fiscal year ending after November 15, 2006, and those misstatements were determined to be immaterial based on a proper application of the registrant’s previous method for quantifying misstatements. Because of the beginning-of-year recognition of the cumulative effect adjustment, misstatements occurring in the year of adoption cannot be included in that adjustment. SAB 108 requires the following disclosures if a cumulative effect adjustment is recorded: the nature and amount of each individual error included in the cumulative effect adjustment; when and how each error arose; and the fact that the errors had previously been considered immaterial. The cumulative effect adjustment is available only for prior-year uncorrected misstatements. The adjustment should not include amounts related to changes in accounting estimates. SAB 108 did not have a material impact on the Company’s financial position or results of operations upon adoption.

In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company plans to adopt FIN 48 effective January 1, 2007. FIN 48 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets (SFAS 156).SFAS 156 amends SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 156 requires that all separately recognized servicing assets and servicing liabilities be initially measured at fair value, if practicable. SFAS 156 permits, but does not require, the subsequent measurement of separately recognized servicing assets and servicing liabilities at fair value. An entity that uses derivative instruments to mitigate the risks inherent in servicing assets and servicing liabilities is required to account for those derivative instruments at fair value. Under SFAS 156, an entity can elect subsequent fair value measurement to account for its separately recognized servicing assets and servicing liabilities. By electing that option, an entity may simplify its accounting because SFAS 156 permits income statement recognition of the potential offsetting changes in fair value of those servicing assets and servicing liabilities and derivative instruments in the same accounting period. SFAS 156 is effective for fiscal years beginning after September 15, 2006, with early adoption permitted. The Company plans to adopt SFAS 156 effective January 1, 2007. SFAS 156 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company elected to early adopt SFAS 155 as of January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.

In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs as a result of the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a new feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 is required as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 is not expected to have a material impact on the Company’s financial position and/or results of operations.

In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board Opinion No. 20, Accounting Changes, and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 has not had any impact on the Company’s financial position or results of operations since adoption.

In July 2003, the AICPA issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic affecting the Company was the accounting for contracts with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statements of income:

(in millions)	January 1, 2004
Increase in future policy benefits:
Ratchet interest crediting	$(12.3)
Secondary guarantees - life insurance	(2.4)
GMDB claim reserves	(1.8)
GMIB claim reserves	(1.0)

Subtotal	(17.5)
Adjustment to amortization of deferred policy acquisition costs related to above	12.4
Deferred federal income taxes	1.8

Cumulative effect of adoption of accounting principle, net of taxes	$(3.3)

(4)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments.

The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.

Many of the Company’s assets and liabilities subject to these disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale: See Note 2(b).

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair values of liabilities related to separate accounts are the amounts payable on demand, net of certain surrender charges.

Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.

Short-term debt, collateral received – securities lending and collateral received – derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.

Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments.

Interest rate and cross-currency interest rate swaps:The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.

Other derivatives: The fair values for other derivatives are based on credit event probabilities, equity option index levels and broker valuations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2006		2005
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$25,275.4	$25,275.4	$27,198.1	$27,198.1
Equity securities	34.4	34.4	42.1	42.1
Mortgage loans on real estate, net	8,202.2	8,060.7	8,458.9	8,503.0
Policy loans	639.2	639.2	604.7	604.7
Short-term investments	1,722.0	1,722.0	1,596.6	1,596.6
Cash	0.5	0.5	0.9	0.9
Assets held in separate accounts	67,351.9	67,351.9	62,689.8	62,689.8

Liabilities
Investment contracts	(27,124.7)	(25,455.2)	(28,698.1)	(26,607.2)
Policy reserves on life insurance contracts	(7,284.7)	(7,120.4)	(7,243.0)	(7,173.1)
Short-term debt	(75.2)	(75.2)	(242.3)	(242.3)
Long-term debt, payable to NFS	(700.0)	(809.3)	(700.0)	(822.8)
Collateral received – securities lending and derivatives	(986.1)	(986.1)	(1,359.1)	(1,359.1)
Liabilities related to separate accounts	(67,351.9)	(66,149.8)	(62,689.8)	(61,483.5)

Derivative financial instruments
Interest rate swaps hedging assets	4.2	4.2	3.3	3.3
Cross-currency interest rate swaps	66.1	66.1	178.5	178.5
Interest rate futures contracts	(2.4)	(2.4)	1.6	1.6
Other derivatives	128.2	128.2	41.1	41.1

(5)	Derivative Financial Instruments
Qualitative Disclosure

Interest Rate Risk Management

The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. In an effort to mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. In an effort to manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

The Company periodically purchases variable rate investments (i.e., commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. In an effort to manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.

Foreign Currency Risk Management

In conjunction with the Company’s medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. In an effort to manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.

The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. In an effort to manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. As both sides of the cross-currency interest rate swap are variable, the derivative instrument is a basis swap. While the receive-side terms of the cross-currency interest rate swap will line up with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these derivative instruments do not receive hedge accounting treatment.

Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.

Equity Market Risk Management

Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2006, approximately 82% of separate account assets were invested in equity mutual funds (approximately 83% as of December 31, 2005). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which also may require the Company to accelerate the amortization of DAC.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company’s long-term assumption for net separate account returns is 8% annual growth. If equity markets were unchanged throughout a given year, the Company estimates that its net earnings per diluted share, calculated using current weighted average diluted shares outstanding, would be approximately $0.05 to $0.10 less than had the Company’s long-term assumption for net separate account returns been realized. This analysis assumes no other factors change and that an unlocking of DAC assumptions would not be required. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine whether unlocking is appropriate. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.

Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.

In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2000, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The futures are not designated as hedges and, therefore, hedge accounting is not applied. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity is likely to lead to earnings volatility. This volatility was negligible in 2006. As of December 31, 2006 and 2005, the net amount at risk was $562.4 million and $1.08 billion before reinsurance, respectively, and $119.0 million and $178.4 million net of reinsurance, respectively. As of December 31, 2006 and 2005, the Company’s reserve for GMDB claims was $29.3 million and $26.9 million, respectively. See Note 3 to the audited consolidated financial statements included in the F pages of this report for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the time of issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the GMAB terms limit asset allocation by (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. Subsequent changes in the fair value of the embedded derivative are recognized in earnings. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contractholder persistency, market returns, correlations of market returns and market return volatility.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contractholder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 Index futures contracts and does not qualify for hedge accounting under current guidance. Quarterly, the Company purchases S&P 500 Index put options and over-the-counter basket put options, which are constructed in order to minimize the tracking error of the hedge and the GMAB liability. See Note 2(c) to the audited consolidated financial statements included in the F pages of this report for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative is likely to create volatility in earnings; however, the economic hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2006 and 2005. As of December 31, 2006 and 2005, the balance of the GMAB embedded derivative was $116.3 million and $67.9 million, respectively. The increase in the balance of the GMAB embedded derivative was driven by the value of new business sold during 2006.

Beginning in March 2005, the Company began offering a hybrid GMAB/guaranteed lifetime withdrawal benefit (GLWB) through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit which begins upon the maturity of the GMAB and extends for the duration of the insured’s life. In the event that the insured’s contract value is exhausted through such withdrawals, the Company will continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contract owner has the right to drop the GLWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.

In March 2006, the Company added Lifetime Income (L.INC), a stand-alone GLWB, to compliment CPPLI in its product offerings. This rider is very similar to the hybrid benefit discussed above. L.INC provides for enhanced retirement income security via guaranteed accumulation rates and withdrawal rates that increase with age without the liquidity loss associated with annuitization. The lifetime withdrawal feature also is being economically hedged. Currently, the Company is using S&P 500 Index and U.S. Treasury futures to hedge exposure to declining equity and interest rate markets, respectively. Similar to GMDBs, the Company’s economic valuation of the lifetime income obligation is not consistent with the accounting treatment of the obligation. Therefore, hedging activity is likely to create volatility in earnings; however, the economic hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2006.

Other Non-Hedging Derivatives

The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.

The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide cash flows with the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

Quantitative Disclosure

Fair Value Hedges

During the years ended December 31, 2006, 2005 and 2004, a net gain of $2.9 million, a net gain of $4.1 million and a net loss of $11.3 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Cash Flow Hedges

For the years ended December 31, 2006, 2005 and 2004, the ineffective portion of cash flow hedges was a net loss of $1.5 million, a net gain of $3.1 million and a net gain of $1.0 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.

The Company anticipates reclassifying less than $0.8 million in net losses out of AOCI over the next 12-month period.

In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less.

During 2006, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.

Other Derivative Instruments, Including Embedded Derivatives

Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2006, 2005 and 2004 included a net loss of $0.5 million, a net loss of $9.1 million and a net gain of $8.1 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, the Individual Investments segment included a loss of $11.4 million and a gain of $5.1 million for the years ended December 31, 2006 and 2005, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2006, 2005 and 2004, net losses of $10.6 million, $80.7 million and $5.9 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $14.1 million, $78.3 million and $5.9 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2006, 2005 and 2004, respectively.

The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2006	2005
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$1,930.5	$2,040.1
Pay variable/receive fixed rate swaps hedging investments	60.4	79.2
Pay variable/receive fixed rate swaps hedging liabilities	—	550.0
Pay variable/receive variable rate swaps hedging liabilities	—	30.0
Pay fixed/receive variable rate swaps hedging liabilities	1,048.8	170.0
Other contracts hedging investments	—	10.0
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	452.9	439.8
Hedging foreign currency denominated liabilities	1,137.1	1,312.4
Credit default swaps and other non-hedging instruments	478.6	555.3
Equity option contracts	1,640.7	774.4
Interest rate futures contracts	214.2	120.5

Total	$6,963.2	$6,081.7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(6)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$11.4	$1.4	$133.7
Agencies not backed by the full faith and credit of the U. S. Government	559.4	46.2	2.2	603.4
Obligations of states and political subdivisions	266.0	0.7	7.2	259.5
Debt securities issued by foreign governments	34.9	1.7	0.1	36.5
Corporate securities
Public	8,602.0	168.8	109.9	8,660.9
Private	6,015.4	128.8	71.4	6,072.8
Mortgage-backed securities – U.S. Government-backed	6,089.1	21.3	112.8	5,997.6
Asset-backed securities	3,506.7	43.3	39.0	3,511.0

Total fixed maturity securities	25,197.2	422.2	344.0	25,275.4
Equity securities	28.5	6.2	0.3	34.4

Total securities available-for-sale	$25,225.7	$428.4	$344.3	$25,309.8

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$163.8	$14.3	$0.6	$177.5
Agencies not backed by the full faith and credit of the U. S. Government	849.7	61.2	6.2	904.7
Obligations of states and political subdivisions	300.3	2.4	3.8	298.9
Debt securities issued by foreign governments	41.4	2.7	0.1	44.0
Corporate securities
Public	9,520.0	233.7	106.2	9,647.5
Private	6,572.2	195.3	65.3	6,702.2
Mortgage-backed securities – U.S. Government-backed	6,048.3	18.1	107.6	5,958.8
Asset-backed securities	3,463.2	42.6	41.3	3,464.5

Total fixed maturity securities	26,958.9	570.3	331.1	27,198.1
Equity securities	35.1	7.0	—	42.1

Total securities available-for-sale	$26,994.0	$577.3	$331.1	$27,240.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2006. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,476.3	$1,488.2
Due after one year through five years	6,350.0	6,406.7
Due after five years through ten years	4,697.0	4,722.5
Due after ten years	3,078.1	3,149.4

Subtotal	15,601.4	15,766.8
Mortgage-backed securities – U.S. Government-backed	6,089.1	5,997.6
Asset-backed securities	3,506.7	3,511.0

Total	$25,197.2	$25,275.4

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:

(in millions)	2006	2005
Net unrealized gains, before adjustments and taxes	$84.1	$246.2
Adjustment to DAC	83.3	42.4
Adjustment to future policy benefits and claims	(83.1)	(104.6)
Deferred federal income taxes	(29.5)	(64.4)

Net unrealized gains	$54.8	$119.6

The following table presents an analysis of the net decrease in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2006	2005	2004
Fixed maturity securities	$(161.0)	$(704.1)	$(153.3)
Equity securities	(1.1)	(3.4)	(1.2)

Net change	$(162.1)	$(707.5)	$(154.5)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2006:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$49.8	$0.8	$17.7	$0.6	$67.5	$1.4
Agencies not backed by the full faith and credit of the U.S. Government	31.7	0.1	120.3	2.1	152.0	2.2
Obligations of states and political subdivisions	82.4	1.0	156.3	6.2	238.7	7.2
Debt securities issued by foreign governments	12.8	0.1	—	—	12.8	0.1
Corporate securities
Public	2,445.0	24.3	2,964.6	85.6	5,409.6	109.9
Private	1,162.7	13.5	1,872.3	57.9	3,035.0	71.4
Mortgage-backed securities – U.S. Government-backed	767.8	6.4	3,809.5	106.4	4,577.3	112.8
Asset-backed securities	539.2	4.2	1,336.6	34.8	1,875.8	39.0

Total fixed maturity securities	5,091.4	50.4	10,277.3	293.6	15,368.7	344.0
Equity securities	0.1	—	3.4	0.3	3.5	0.3

Total	$5,091.5	$50.4	$10,280.7	$293.9	$15,372.2	$344.3

% of gross unrealized losses		15%		85%

December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$25.1	$0.5	$3.7	$0.1	$28.8	$0.6
Agencies not backed by the full faith and credit of the U.S. Government	297.0	4.9	42.2	1.3	339.2	6.2
Obligations of states and political subdivisions	150.7	3.0	29.7	0.8	180.4	3.8
Debt securities issued by foreign governments	7.4	0.1	—	—	7.4	0.1
Corporate securities
Public	3,210.4	63.2	1,088.2	43.0	4,298.6	106.2
Private	1,690.3	39.1	672.6	26.2	2,362.9	65.3
Mortgage-backed securities – U.S. Government-backed	4,062.8	88.6	632.6	19.0	4,695.4	107.6
Asset-backed securities	1,420.7	26.1	432.5	15.2	1,853.2	41.3

Total fixed maturity securities	10,864.4	225.5	2,901.5	105.6	13,765.9	331.1
Equity securities	3.9	—	—	—	3.9	—

Total	$10,868.3	$225.5	$2,901.5	$105.6	$13,769.8	$331.1

% of gross unrealized losses		68%		32%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Increases in unrealized losses more than one year are primarily due to changes in the interest rate environment. Those securities are not considered other-than-temporarily impaired because the decline in market value is attributed to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold those investments until recovery.

Proceeds from the sale of securities available-for-sale during 2006, 2005 and 2004 were $2.27 billion, $2.62 billion and $2.49 billion, respectively. During 2006, gross gains of $61.6 million ($71.9 million and $61.5 million in 2005 and 2004, respectively) and gross losses of $64.1 million ($22.6 million and $8.7 million in 2005 and 2004, respectively) were realized on those sales.

The Company had $5.1 million and $22.2 million of real estate investments as of December 31, 2006 and 2005, respectively, that were non-income producing during the preceding twelve months.

Real estate held for use is presented at cost less accumulated depreciation of $16.7 million as of December 31, 2006 ($21.5 million as of December 31, 2005). The carrying value of real estate held for sale totaled $42.1 million and $2.5 million as of December 31, 2006 and 2005, respectively.

The recorded investment of mortgage loans on real estate considered to be impaired was $17.5 million as of December 31, 2006 ($29.7 million as of December 31, 2005), for which the related valuation allowance was $12.3 million ($7.1 million as of December 31, 2005). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2006, the average recorded investment in impaired mortgage loans on real estate was $3.5 million ($7.4 million in 2005). Interest income on those loans, which is recognized on a cash basis, totaled $1.9 million in 2006 ($2.1 million in 2005).

The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2006	2005	2004
Allowance, beginning of period	$31.1	$33.3	$29.1
Net additions (reductions) to allowance	3.2	(2.2)	4.2

Allowance, end of period	$34.3	$31.1	$33.3

The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)	2006	2005	2004
Total realized gains on sales, net of hedging losses	$88.8	$75.6	$65.0
Total realized losses on sales, net of hedging gains	(64.8)	(22.9)	(12.7)
Total other-than-temporary and other investment impairments	(17.1)	(36.8)	(90.6)
Credit default swaps	(1.1)	(7.5)	0.3
Periodic net coupon settlements on non-qualifying derivatives	1.9	1.1	6.6
Other derivatives	(0.6)	1.1	(5.0)

Net realized gains (losses) on investments, hedging instruments and hedged items	$7.1	$10.6	$(36.4)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2006	2005	2004
Securities available-for-sale:
Fixed maturity securities	$1,419.2	$1,466.2	$1,461.9
Equity securities	2.6	2.4	1.2
Mortgage loans on real estate	535.4	577.3	577.4
Real estate	17.0	16.6	17.9
Short-term investments	47.3	18.8	8.9
Derivatives	(1.9)	(31.0)	(94.3)
Other	105.8	112.2	78.4

Gross investment income	2,125.4	2,162.5	2,051.4
Less investment expenses	66.9	57.3	50.9

Net investment income	$2,058.5	$2,105.2	$2,000.5

Fixed maturity securities with an amortized cost of $8.1 million and $16.4 million as of December 31, 2006 and 2005, respectively, were on deposit with various regulatory agencies as required by law.

As of December 31, 2006, the Company had not pledged any fixed maturity securities as collateral to various derivative counterparties compared to $8.5 million as of December 31, 2005.

As of December 31, 2006 and 2005, the Company had received $802.3 million and $1.10 billion, respectively, of cash collateral on securities lending and $171.0 million and $203.3 million, respectively, of cash for derivative collateral. As of December 31, 2006 and 2005, the Company had not received any non-cash collateral on securities. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2006 and 2005, the Company had loaned securities with a fair value of $778.6 million and $1.07 billion, respectively. The Company also held $12.8 million and $53.2 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2006 and 2005, respectively.

(7)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides four primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) guaranteed minimum income benefits (GMIB); and (4) a hybrid guarantee with GMAB and GLWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 5 for a complete description of the Company’s hybrid GMAB/GLWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GLWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2006			2005
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,231.4	$17.1	60	$9,260.6	$32.5	60
Reset	17,587.0	24.2	63	16,932.1	58.7	63
Ratchet	13,481.0	16.0	66	11,020.6	28.9	65
Rollup	538.4	5.7	70	592.1	8.4	69
Combo	2,588.7	14.9	68	2,530.6	22.3	68

Subtotal	43,426.5	77.9	65	40,336.0	150.8	64
Earnings enhancement	477.8	41.1	61	418.5	27.6	61

Total - GMDB	$43,904.3	$119.0	65	$40,754.5	$178.4	63

GMAB[2]:
5 Year	$2,131.1	$0.1	N/A	$1,041.8	$0.5	N/A
7 Year	1,865.7	0.1	N/A	1,103.5	0.2	N/A
10 Year	784.0	—	N/A	595.5	0.1	N/A

Total - GMAB	$4,780.8	$0.2	N/A	$2,740.8	$0.8	N/A

GMIB[3]:
Ratchet	$450.6	$—	N/A	$444.7	$—	N/A
Rollup	1,187.1	—	N/A	1,189.3	—	N/A
Combo	0.5	—	N/A	0.5	—	N/A

Total - GMIB	$1,638.2	$—	N/A	$1,634.5	$—	N/A

GLWB:
Lifetime Income (L.INC)	$993.8	$—	N/A	$—	$—	N/A

Total - GLWB	$993.8	$—	N/A	$—	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	GMAB contracts with the hybrid GMAB/GLWB rider had account values of $2.95 billion and $939.1 million as of December 31, 2006 and 2005, respectively.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

(in millions)	GMDB	GMAB	GMIB	GLWB	Total
Balance as of December 31, 2004	$23.6	$20.6	$0.8	$—	$45.0
Expense provision	32.8	—	0.4	—	33.2
Net claims paid	(29.5)	—	—	—	(29.5)
Value of new business sold	—	53.4	—	—	53.4
Change in fair value	—	(6.1)	—	—	(6.1)

Balance as of December 31, 2005	26.9	67.9	1.2	—	96.0
Expense provision	32.5	—	—	0.3	32.8
Net claims paid	(30.1)	—	—	—	(30.1)
Value of new business sold	—	95.2	—	—	95.2
Change in fair value	—	(46.8)	—	—	(46.8)

Balance as of December 31, 2006	$29.3	$116.3	$1.2	$0.3	$147.1

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

(in millions)	2006	2005
Mutual funds:
Bond	$4,467.3	$3,857.3
Domestic equity	29,808.4	28,011.3
International equity	3,420.5	2,161.4

Total mutual funds	37,696.2	34,030.0
Money market funds	1,414.4	1,350.4

Total	$39,110.6	$35,380.4

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates its GMDB and GMIB claim reserve estimates and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is at least 10% in the money to 100% utilization when the contractholder is 90% or more in the money.

In accordance with SOP 03-01, GLWB claim reserves for the L.INC rider are determined each period by estimating the expected value of withdrawal benefits in excess of the projected account balance and recognizing such potential additional liabilities of the Company as a benefit reserve expense ratably over the accumulation period. The Company periodically evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to life insurance and annuity benefits in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2006 and 2005:

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.00%	5.00%	6.00%	7.00%	8.00%	9.50%	10.00%	11.00%	14.00%	14.00%
Maximum	4.00%	5.00%	6.00%	7.00%	35.00%	35.00%	23.00%	35.00%	35.00%	23.00%
GMABs and hybrid GMABs/GLWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

(8)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2006	2005
$800.0 million commercial paper program	$—	$134.7
$350.0 million securities lending program facility	75.2	75.0
$250.0 million securities lending program facility	—	32.6

Total short-term debt	$75.2	$242.3

The Company has available as a source of funds a $1.00 billion revolving variable rate credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.60 billion and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2006, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2006 and 2005. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had no commercial paper outstanding at December 31, 2006 and $134.7 million outstanding at December 31, 2005 at a weighted average effective interest rate of 4.22%.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $75.2 million and $75.0 million outstanding under this agreement as of December 31, 2006 and 2005, respectively. As of December 31, 2006, the Company had not provided any guarantees on such borrowings, either directly or indirectly.

The Company paid interest on short-term debt totaling $11.7 million, $11.5 million and $3.6 million in 2006, 2005 and 2004, respectively.

(9)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2006	2005
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million, $53.7 million and $50.7 million in 2006, 2005 and 2004, respectively. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

(10)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2006	2005
Deferred tax assets:
Future policy benefits	$607.8	$630.5
Other	138.6	185.9

Gross deferred tax assets	746.4	816.4
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	739.4	809.4

Deferred tax liabilities:
Deferred policy acquisition costs	1,022.2	970.5
Other	173.9	237.1

Gross deferred tax liabilities	1,196.1	1,207.6

Net deferred tax liability	$456.7	$398.2

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income taxes paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2006, 2005 and 2004.

The Company’s current federal income tax (asset) liability was $(12.6) million and $53.8 million as of December 31, 2006 and 2005, respectively.

Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves representing its best estimate of additional amounts the Company could be required to pay if certain positions it had taken were challenged and ultimately denied by the IRS with respect to these tax years. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve as of December 31, 2005 was related to the separate account dividends received deduction (DRD).

In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax years. As a result of the revised estimate, $110.9 million of tax reserves were released into earnings during the quarter ended June 30, 2006.

During the third quarter of 2006, the Company recorded $7.8 million of net federal income tax expense adjustments primarily related to differences between the 2005 estimated tax liability and the amounts reported on the Company’s 2005 tax returns.

During the third quarter of 2005, the Company refined its separate account DRD estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables in the amount of $42.6 million related to all tax years (2000 – 2005) that were open at that time. In addition, the Company recorded $5.6 million of net benefit adjustments primarily related to differences between the 2004 estimated tax liability and the amounts reported on the Company’s 2004 tax returns.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2006	2005	2004
Current	$(61.8)	$90.6	$181.5
Deferred	92.4	5.0	(61.5)

Federal income tax expense	$30.6	$95.6	$120.0

Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2006		2005		2004
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$228.6	35.0	$217.0	35.0	$187.2	35.0
Tax exempt interest and DRD	(67.5)	(10.3)	(107.5)	(17.3)	(47.2)	(8.8)
Reserve release	(110.9)	(17.0)	—	—	—	—
Other, net	(19.6)	(3.0)	(13.9)	(2.3)	(20.0)	(3.8)

Total	$30.6	4.7	$95.6	15.4	$120.0	22.4

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC had the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004. The Jobs Creation Act of 2004 had no other significant impact on the Company’s tax position.

Total federal income taxes (refunded) paid were $(4.3) million, $182.2 million and $142.3 million during the years ended December 31, 2006, 2005 and 2004, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(11)	Shareholders’ Equity, Regulatory Risk-Based Capital and Dividend Restrictions
Regulatory Risk-Based Capital

The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.

Dividend Restrictions

State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. The statutory capital and surplus of NLIC as of December 31, 2006 and 2005 was $2.68 billion and $2.60 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2006, 2005 and 2004 was $537.5 million, $462.5 million and $317.7 million, respectively. As of January 1, 2007, based on statutory financial results as of and for the year ended December 31, 2006, NLIC could pay dividends totaling $162.5 million without obtaining prior approval. As of March 1, 2007, NLIC will be able to pay dividends to NFS totaling $232.5 million upon providing prior notice to the ODI. On February 21, 2007, NLIC declared an ordinary dividend of $232.5 million and an extraordinary dividend of $242.5 million, both payable to NFS in March 2007. NLIC will provide notice to the ODI of the ordinary dividend and seek prior approval from the ODI of the extraordinary dividend before paying these dividends to NFS.

In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Comprehensive Income

The Company’s comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss).

The following table summarizes the Company’s other comprehensive loss, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)	2006	2005	2004
Net unrealized losses on securities available-for-sale arising during the period:
Net unrealized losses before adjustments	$(171.3)	$(687.2)	$(182.0)
Net adjustment to deferred policy acquisition costs	40.9	187.0	99.1
Net adjustment to future policy benefits and claims	21.5	17.0	(11.0)
Related federal income tax benefit	38.1	169.1	33.3

Net unrealized losses	(70.8)	(314.1)	(60.6)

Reclassification adjustment for net realized losses (gains) on securities available-for-sale realized during the period:
Net unrealized losses (gains)	9.2	(20.3)	27.5
Related federal income tax (benefit) expense	(3.2)	7.1	(9.6)

Net reclassification adjustment	6.0	(13.2)	17.9

Other comprehensive loss on securities available-for-sale	(64.8)	(327.3)	(42.7)

Accumulated net holding (losses) gains on cash flow hedges:
Unrealized holding (losses) gains	(0.2)	41.7	(47.4)
Related federal income tax benefit (expense)	0.1	(14.6)	16.6

Other comprehensive (loss) income on cash flow hedges	(0.1)	27.1	(30.8)

Total other comprehensive loss	$(64.9)	$(300.2)	$(73.5)

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2006, 2005 and 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(12)	Employee Benefit Plans
Defined Benefit Plans

The Company and certain affiliated companies participate in a qualified defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company. A separate non-qualified defined benefit pension plan sponsored by NMIC covers certain executives with at least one year of service. The Company’s portion of expense relating to these plans was $19.9 million, $16.6 million and $13.7 million for the years ended December 31, 2006, 2005 and 2004, respectively.

In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory. The level of contribution required by a qualified retiree depends on the retiree’s years of service and date of hire. In general, postretirement benefits are available to full-time employees who are credited with 120 months of retiree life and health service. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC. The Company’s portion of expense relating to these plans was immaterial for the years ended December 31, 2006, 2005 and 2004.

Defined Contribution Plans

NMIC sponsors a defined contribution retirement savings plan covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $6.6 million, $6.2 million and $5.8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

(13)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices.

In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2006, 2005 and 2004, the Company made payments to NMIC and NSC totaling $261.7 million, $274.1 million and $194.6 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $5.48 billion and $6.39 billion as of December 31, 2006 and 2005, respectively. Total revenues from these contracts were $133.4 million, $136.2 million and $136.5 million for the years ended December 31, 2006, 2005 and 2004, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $110.7 million, $107.3 million and $107.9 million for the years ended December 31, 2006, 2005 and 2004, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.

The Company leases office space from NMIC. For the years ended December 31, 2006, 2005 and 2004, the Company made lease payments to NMIC of $19.3 million, $18.7 million and $18.4 million, respectively.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2006, 2005 and 2004 were $430.8 million, $429.5 million and $335.6 million, respectively, while benefits, claims and expenses ceded during these years were $470.4 million, $398.8 million and $336.0 million, respectively.

Funds of NWD Investment Management, Inc. (NWD), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2006 and 2005, customer allocations to NWD funds totaled $18.26 billion and $15.70 billion, respectively. For the years ended December 31, 2006, 2005 and 2004, NWD paid the Company $64.4 million, $51.6 million and $44.5 million, respectively, for the distribution and servicing of these funds.

Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $28.3 million, $26.5 million and $23.2 million for the years ended December 31, 2006, 2005 and 2004, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2006 and 2005, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2006, 2005 and 2004, the most the Company had outstanding at any given time was $191.5 million, $55.3 million and $227.7 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial.

The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $601.3 million and $390.9 million as of December 31, 2006 and 2005, respectively, and are included in short-term investments on the consolidated balance sheets.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2006, 2005 and 2004 were $58.1 million, $59.0 million and $63.1 million, respectively.

During the years ended December 31, 2006 and 2005, the Company did not purchase any fixed maturity securities available-for-sale from NFN compared to $829.9 million during 2004. NFN recorded gross realized gains of $23.4 million on such transactions during 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $6.9 million, $2.9 million and $2.6 million for the years ended December 31, 2006, 2005 and 2004, respectively.

Historically, the Company has retained funds for certain claim and benefit payments to customers in the form of interest-bearing accounts. During the year ended December 31, 2006, this practice was discontinued. Eligible participant balances totaling $224.7 million were transferred from the Company to interest-bearing deposit accounts of Nationwide Bank, a wholly-owned subsidiary of NFS, in exchange for cash plus a premium of $0.7 million payable to NFS for the value of the relationships acquired by Nationwide Bank.

Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments (from) to NMIC were $(15.3) million, $45.0 million and $37.4 million in the years ended December 31, 2006, 2005 and 2004, respectively. These payments related to tax years prior to deconsolidation.

In 2006, 2005 and 2004, NLIC paid dividends to NFS totaling $375.0 million, $185.0 million and $125.0 million, respectively.

(14)	Contingencies
Legal Matters

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and June 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, funding agreements issued to back MTN programs, recordkeeping and retention compliance by broker/dealers, and supervision of former registered representatives. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to certain of these investigations, including those relating to compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the NLIC MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.

On November 15, 2006, NFS, NLIC and NRS were named in a lawsuit filed in the Untied States District Court for the Southern District of Ohio entitled Kevin Beary, Sheriff of Orange County, Florida, In His Official Capacity, Individually and On Behalf of All Others Similarly Situated v. Nationwide Life Insurance Co., Nationwide Retirement Solutions, Inc. and Nationwide Financial Services, Inc. The plaintiff seeks to represent a class of all sponsors of 457(b) deferred compensation plans in the United States that had variable annuity contracts with the defendants at any time during the class period, or in the alternative, all sponsors of 457(b) deferred compensation plans in Florida that had variable annuity contracts with the defendants during the class period. The Class Period is from January 1, 1996 until the Class Notice is provided. The plaintiff alleges that the defendants breached their fiduciary duties by arranging for and retaining service payments from certain mutual funds. The complaint seeks an accounting, a declaratory judgment, a permanent injunction and disgorgement or restitution of the service fee payments allegedly received by the defendants, including interest. On January 25, 2007, NFS, NLIC and NRS filed a motion to dismiss. NFS, NLIC and NRS intend to defend this lawsuit vigorously.

On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum premium and attorneys’ fees. On February 2, 2006, the Court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The Court certified a class consisting of all residents of the United States and the Virgin Islands who, during the Class Period, paid premiums on a modal basis to NLIC for term life insurance policies issued by NLIC during the Class Period that provide for guaranteed maximum premiums, excluding certain specified products. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990 through February 2, 2006, the date the class was certified. On January 26, 2007, the plaintiff filed a motion for summary judgment. NLIC continues to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 1, 2006, the District Court granted NLIC’s motion to dismiss the plaintiff’s complaint. On November 29, 2006, the plaintiff filed its appellate brief with the Fourth Circuit Court of Appeals contesting the District Court’s dismissal. NLIC continues to defend this lawsuit vigorously.

On January 21, 2004, NLIC, Nationwide Life Insurance Company of America, NLAIC, NFS and Nationwide Financial Corporation (collectively referred to as the Companies) were named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, the plaintiff alleges that the Companies and/or their affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Companies. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust and costs and disbursements, including attorneys’ fees. On December 30, 2005, the Companies filed a motion for summary judgment. On June 15, 2006, the District Court granted the Companies’ motion for summary judgment on all grounds and dismissed the plaintiff’s entire case with prejudice. The plaintiff appealed the District Court’s decision to the Fifth Circuit Court of Appeals. The appeal has been fully briefed, and the Companies are awaiting a decision. The Companies continue to defend this lawsuit vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. Currently, the plaintiffs’ fifth amended complaint, filed March 21, 2006, purports to represent a class of qualified retirement plans under ERISA that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC and NFS, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. To date, the District Court has rejected the plaintiffs’ request for certification of the alleged class. NFS’ and NLIC’s motion to dismiss the plaintiffs’ fifth amended complaint is currently pending before the court. NFS and NLIC continue to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(15)	Guarantees
Since 2001, the Company has sold $626.1 million of credit enhanced equity interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds) to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2006, the Company held guarantee reserves totaling $6.3 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.36 billion. The Company does not anticipate making any payments related to these guarantees.

At the time of the sales, $5.9 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2006 and 2005, no stabilization collateral amounts were released into income. As of December 31, 2006 and 2005, $2.2 million of stabilization collateral was unrecognized and recorded as a reserve, respectively.

To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(16)	Variable Interest Entities
As of December 31, 2006 and 2005, the Company had relationships with 18 and 19 variable interest entities (VIEs), respectively, each of which the Company was the primary beneficiary. As of December 31, 2006, each VIE was a conduit that assists the Company in structured products transactions involving the sale of Tax Credit Funds to third party investors for which the Company provides guaranteed returns (see Note 15). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

VIE net assets were $445.5 million and $440.6 million as of December 31, 2006 and December 31, 2005, respectively. The following table summarizes the components of net assets as of December 31:

(in millions)	2006	2005
Mortgage loans on real estate	$—	$31.5
Other long-term investments	432.5	478.6
Short-term investments	33.7	42.3
Other assets	37.8	41.3
Short-term debt	—	(32.6)
Other liabilities	(58.5)	(120.5)
The Company’s total loss exposure from VIEs of which the Company is the primary beneficiary was immaterial as of December 31, 2006 and 2005 (except for the impact of guarantees disclosed in Note 15).

In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in Tax Credit Funds of which the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to utilize certain tax credits and realize other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but of which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $68.9 million and $53.9 million as of December 31, 2006 and 2005, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(17)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.

The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes to exclude (1) net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations and (2) the adjustment to amortization of DAC related to net realized gains and losses.

Individual Investments

The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector primarily includes IRC Section 401(k) business, and the public sector primarily includes IRC Section 457 and Section 401(a) business, both in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business.

Individual Protection

The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes certain structured products business; the MTN program; net investment income and certain expenses not allocated to other segments; periodic net coupon settlements on non-qualifying derivatives; interest expense on debt; revenue and expenses of the Company’s non-insurance subsidiaries not reported in other segments; and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

The following table summarizes the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2006
Revenues:
Policy charges	$581.7	$160.2	$390.7	$—	$1,132.6
Traditional life insurance and immediate annuity premiums	142.5	—	165.8	—	308.3
Net investment income	739.5	636.0	328.2	354.8	2,058.5
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	1.0	1.0
Other income	2.6	—	0.3	3.4	6.3

Total revenues	1,466.3	796.2	885.0	359.2	3,506.7

Benefits and expenses:
Interest credited to policyholder account values	501.7	440.5	179.2	208.7	1,330.1
Life insurance and annuity benefits	202.8	—	247.5	—	450.3
Policyholder dividends on participating policies	—	—	25.6	—	25.6
Amortization of DAC	352.7	37.9	69.6	(9.9)	450.3
Interest expense on debt	—	—	—	65.5	65.5
Other operating expenses	206.3	179.1	142.4	4.0	531.8

Total benefits and expenses	1,263.5	657.5	664.3	268.3	2,853.6

Income from continuing operations before federal income tax expense	202.8	138.7	220.7	90.9	$653.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(1.0)
Adjustment to amortization related to net realized gains and losses	—	—	—	(9.9)

Pre-tax operating earnings	$202.8	$138.7	$220.7	$80.0

Assets as of period end	$55,404.6	$28,817.2	$16,948.8	$8,791.8	$109,962.4

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Traditional life insurance and immediate annuity premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	9.5	9.5
Other income	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder account values	557.7	444.8	182.4	146.1	1,331.0
Life insurance and annuity benefits	149.1	—	228.4	—	377.5
Policyholder dividends on participating policies	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense on debt	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.8	538.8

Total benefits and expenses	1,229.0	673.8	681.0	229.2	2,813.0

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.2	$620.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(9.5)
Adjustment to amortization of DAC related to net realized gains and losses	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$80.7

Assets as of period end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2006, 2005 and 2004

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2004
Revenues:
Policy charges	$503.6	$157.0	$364.6	$—	$1,025.2
Traditional life insurance and immediate annuity premiums	87.5	—	182.9	—	270.4
Net investment income	824.8	627.9	327.2	220.6	2,000.5
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(43.0)	(43.0)
Other income	0.6	—	—	15.8	16.4

Total revenues	1,416.5	784.9	874.7	193.4	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	573.5	435.5	181.5	86.7	1,277.2
Life insurance and annuity benefits	136.9	—	232.3	—	369.2
Policyholder dividends on participating policies	—	—	36.2	—	36.2
Amortization of DAC	276.1	39.6	94.4	—	410.1
Interest expense on debt	—	—	—	59.8	59.8
Other operating expenses	210.0	184.5	159.7	27.8	582.0

Total benefits and expenses	1,196.5	659.6	704.1	174.3	2,734.5

Income from continuing operations before federal income tax expense	220.0	125.3	170.6	19.1	$535.0

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	43.0

Pre-tax operating earnings	$220.0	$125.3	$170.6	$62.1

Assets as of period end	$52,642.5	$29,668.7	$12,932.4	$10,714.3	$105,957.9

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I          Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2006 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Market value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations	$123.7	$133.7	$133.7
Agencies not backed by the full faith and credit of the U.S. Government	559.4	603.4	603.4
Obligations of states and political subdivisions	266.0	259.5	259.5
Foreign governments	34.9	36.5	36.5
Public utilities	1,541.9	1,543.5	1,543.5
All other corporate	22,671.3	22,698.8	22,698.8

Total fixed maturity securities available-for-sale	25,197.2	25,275.4	25,275.4

Equity securities available-for-sale:
Common stocks:
Banks, trusts and insurance companies	13.3	17.8	17.8
Industrial, miscellaneous and all other	7.8	9.1	9.1
Nonredeemable preferred stocks	7.4	7.5	7.5

Total equity securities available-for-sale	28.5	34.4	34.4

Mortgage loans on real estate, net	8,222.9		8,202.2	[1]
Real estate, net:
Investment properties	66.3		49.7	[2]
Acquired in satisfaction of debt	5.2		5.1	[2]

Total real estate, net	71.5		54.8

Policy loans	639.2		639.2
Other long-term investments	677.4		574.9	[3,4]
Short-term investments, including amounts managed by a related party	1,722.0		1,722.0

Total investments	$36,558.7		$36,502.9

[1]
Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans on real estate (see Note 6 to the audited consolidated financial statements), hedges and commitment hedges on mortgage loans on real estate.

[2]	Difference from Column B primarily results from adjustments for accumulated depreciation.

[3]	Difference from Column B primarily is due to operating gains and/or losses of investments in limited partnerships.

[4]	Amount shown does not agree to the audited consolidated balance sheet due to $24.1 million in unconsolidated related party investments.
See accompanying report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2006, 2005 and 2004 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2006
Individual Investments	$1,945.0	$13,004.4			$142.5
Retirement Plans	288.6	10,839.0			—
Individual Protection	1,441.0	5,574.1			165.8
Corporate and Other	83.4	4,991.9			—

Total	$3,758.0	$34,409.4			$308.3

2005
Individual Investments	$1,936.4	$14,970.9			$96.7
Retirement Plans	290.3	10,847.3			—
Individual Protection	1,328.7	5,531.9			163.3
Corporate and Other	42.5	4,591.0			—

Total	$3,597.9	$35,941.1			$260.0

2004
Individual Investments	$2,015.5	$15,500.6			$87.5
Retirement Plans	301.7	10,139.8			—
Individual Protection	1,244.1	5,430.5			182.9
Corporate and Other	(144.7)	5,312.2			—

Total	$3,416.6	$36,383.1			$270.4

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2006
Individual Investments	$739.5	$704.5	$352.7	206.3
Retirement Plans	636.0	440.5	37.9	179.1
Individual Protection	328.2	452.3	69.6	142.4
Corporate and Other	354.8	208.7	(9.9)	4.0

Total	$2,058.5	$1,806.0	$450.3	$531.8

2005
Individual Investments	$822.4	$706.8	$329.1	$193.1
Retirement Plans	642.9	444.8	47.2	181.8
Individual Protection	332.8	443.9	89.0	148.1
Corporate and Other	307.1	146.1	1.0	15.8

Total	$2,105.2	$1,741.6	$466.3	$538.8

2004
Individual Investments	$824.8	$710.4	$276.1	$210.0
Retirement Plans	627.9	435.5	39.6	184.5
Individual Protection	327.2	450.0	94.4	159.7
Corporate and Other	220.6	86.7	—	27.8

Total	$2,000.5	$1,682.6	$410.1	$582.0

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

[2]
Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV          Reinsurance

As of December 31, 2006, 2005 and 2004 and for each of the years then ended (dollars in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2006
Life insurance in force	$151,109.9	$58,189.8	$7.9	$92,928.0	0.0%

Premiums:
Life insurance [1]	$336.4	$28.4	$0.3	$308.3	0.1%
Accident and health insurance	388.9	417.4	28.5	—	N/A

Total	$725.3	$445.8	$28.8	$308.3	9.3%

2005
Life insurance in force	$142,308.1	$52,339.1	$10.6	$89,979.6	0.0%

Premiums:
Life insurance [1]	$311.5	$51.8	$0.3	$260.0	0.1%
Accident and health insurance	415.2	445.1	29.9	—	N/A

Total	$726.7	$496.9	$30.2	$260.0	11.6%

2004
Life insurance in force	$123,756.6	$46,866.2	$10.2	$76,900.6	0.0%

Premiums:
Life insurance [1]	$300.7	$30.6	$0.3	$270.4	0.1%
Accident and health insurance	312.7	345.1	32.4	—	N/A

Total	$613.4	$375.7	$32.7	$270.4	12.1%

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment products and universal life insurance products.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2006, 2005 and 2004 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged (credited) to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2006
Valuation allowances - mortgage loans on real estate	$31.1	$6.0	$—	$2.8	$34.3

2005
Valuation allowances - mortgage loans on real estate	$33.3	$1.6	$—	$3.8	$31.1

2004
Valuation allowances - mortgage loans on real estate	$29.1	$7.5	$—	$3.3	$33.3

[1]	Amounts represent transfers to real estate owned and recoveries.

PART C. OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account – 13:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract

Owners' Equity as of December 31, 2006.

Statements of Operations for the year ended

December 31, 2006.

Statements of Changes in Contract Owners’ Equity
for the year ended December 31, 2006 and for
December 31, 2005.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December
31, 2006 and 2005.

Consolidated Statements of Income for the
years ended December 31, 2006, 2005 and
2004.

Consolidated Statements of Shareholder’s
Equity for the years ended December 31,
2006, 2005 and 2004.

Consolidated Statements of Cash Flows for
the years ended December 31, 2006, 2005
and 2004.

Notes to Consolidated Financial Statements.

Financial Statement Schedules.

Item 24. (b) Exhibits
(1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant	Filed previously with initial Registration Statement on July 3, 2002 and incorporated by reference (File No. 333-91890).
(2)	Not Applicable
(3)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter	Filed previously with initial Registration Statement on July 3, 2002 and incorporated by reference (File No. 333-91890).
(4)	The form of the variable annuity contract	Filed previously with Post-Effective Amendment No. 1on November 4, 2002 and incorporated by reference (File No. 333-91890).
(5)	Variable Annuity Application	Filed previously with Post-Effective Amendment No. 1 on November 4, 2002 and incorporated by reference (File No. 333-91890).
(6)	Articles of Incorporation of Depositor	Filed previously with initial Registration Statement on July 3, 2002 and incorporated by reference (File No. 333-91890).
(7)	Not Applicable
(8)	Not Applicable
(9)	Opinion of Counsel	Filed previously with initial Registration Statement on July 3, 2002 and incorporated by reference (File No. 333-91890.)
(10)	Consent of Independent Registered Public Accounting Firm	Attached hereto.
(11)	Not Applicable
(12)	Not Applicable
(99)	Power of Attorney	Attached hereto.

Item 25.	Directors and Officers of the Depositor

Chairman of the Board and Director	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	James R. Lyski
Executive Vice President-Financial, Investments and Strategy	Robert A. Rosholt
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Health and Productivity	Holly R. Snyder
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Srinivas Koushik
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-NF Marketing	Gordon E. Hecker
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-NW Retirement Plans	William S. Jackson
Senior Vice President-President - Nationwide Bank	Anne L. Arvia
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	James R. Burke
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Vice President-Assistant to the CEO and Secretary	Thomas E. Barnes
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa		The company operates as a holding company.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio		The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Audenstar Limited	England and Wales		The company is an investment holding company.
BlueSpark, LLC	Ohio		The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Financial Settlement Services Agency, Inc.	Ohio		The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gartmore Distribution Services, Inc.*	Delaware		The company is a limited purpose broker-dealer.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gates, McDonald & Company	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTNHP, LLC	Ohio		The company provides disability tax reporting services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.*	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Morely & Associates, Inc. (f.k.a. Gartmore Morley & Associates, Inc.)	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guarantee investment contracts for collective investment trusts and accounts.
Morley Financial Services, Inc. (f.k.a. Gartmore Morley Financial Services, Inc.)	Oregon		The company is a holding company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds.  This company is currently inactive.

Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as a holding company.
Nationwide Global Asset Management, Inc. (f.k.a. Gartmore Global Asset Management , Inc.)	Delaware		The company operates as a holding company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc.	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company is currently inactive.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc. (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company underwrites general property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial and residential property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The company is currently inactive.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH UK, Ltd.*	United Kingdom		The company is currently inactive.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Holdings Service Corporation	Texas		The company is currently inactive.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
Union Bond & Trust Company (f.k.a. Gartmore Trust Company)	Oregon		The company is an Oregon state bank with trust powers.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for holding insurance companies of Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.           Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of January 31, 2007 was 41 and 124, respectively.

Item 28.          Indemnification

Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account	Nationwide VLI Separate Account-3
Nationwide Variable Account-II	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-6
Nationwide Variable Account-5	Nationwide VLI Separate Account-7
Nationwide Variable Account-6	Nationwide VL Separate Account-C
Nationwide Variable Account-7	Nationwide VL Separate Account-D
Nationwide Variable Account-8	Nationwide VL Separate Account-G
Nationwide Variable Account-9
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b)Directors and Officers of NISC:

President	Keith J. Kelly
Senior Vice President, Treasurer and Director	James D. Benson.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	Terry C. Smetzer
Director	John Laughlin Carter
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.                 Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH  43215

Item 31.                 Management Services

Not Applicable

Item 32.                 Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code is issued by the Company through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

Nationwide represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-13, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness for the Registration Statement and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 26th day of April, 2007.

NATIONWIDE VARIABLE ACCOUNT – 13
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 26th day of April, 2007.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA MILLER DE LOMBERA
Martha Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ W. MICHAEL STOBART
W. Michael Stobart
Attorney-in-Fact